E*TRADE RUSSELL 2000 INDEX FUND
ANNUAL REPORT


The E*TRADE Russell 2000 Index Fund commenced operations on December 29, 2000. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 2000. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Cash                                                             $1,000
                                                                 ------
Total Assets                                                      1,000

LIABILITIES:
                                                                      0
                                                                 ------
NET ASSETS                                                       $1,000
                                                                 ======
NET ASSETS CONSIST OF:
       Paid-in capital                                            1,000
                                                                 ------
NET ASSETS                                                       $1,000
                                                                 ======
Shares outstanding (unlimited authorized, par value $.01)           100
                                                                 ======
Net asset value and offering price per share                     $10.00
                                                                 ======

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE STATEMENT OF ASSETS AND LIABILITIES.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Russell 2000 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. This financial statement contains the E*TRADE Russell 2000 Index
     Fund. As of December 31, 2000, the Fund had no operations other than organizational matters, including the issuance of seed money shares to E*TRADE Asset Management, Inc.

         The Fund's investment objective will be to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index* by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio").

         * "Russell 2000 Index" is a service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., (the "Investment Advisor"). Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Investment Advisor or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. AGREEMENTS WITH AFFILIATES

         The Investment Advisor, a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor provides administrative services to the Fund. Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment

     Advisor a monthly fee calculated at an annual rate of 0.53% of its average daily net assets for its services as administrator of the Fund.

         The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

3. FEDERAL TAXES

         The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

4. CHANGE IN ACCOUNTING POLICY

In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Russell 2000 Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds) as of December 31, 2000. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 21, 2001

RUSSELL 2000 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2000


         SECURITY                                                                          SHARES                   VALUE
         -----------------------------------------------------------------------------------------------------------------

         COMMON STOCKS--98.75%
         ADVERTISING--0.37%
         -----------------------------------------------------------------------------------------------------------------
         Ackerly Group Inc. (The)                                                             800                   7,201
         ADVO Inc.                                            +                             1,000                  44,375
         APAC Customer Services Inc.                          +                             1,600                   5,900
         Donnelley (R.H.) Corp.                               +                             1,800                  43,762
         Key3Media Group Inc.                                 +                             1,200                  14,625
         Modem Media Inc.                                     +                               900                   2,981
         Penton Media Inc.                                                                  1,200                  32,250
         Valuevision International Inc. "A"                   +                             2,300                  29,037
         Ventiv Health Inc.                                   +                               900                  11,306
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  191,437
         -----------------------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.41%
         -----------------------------------------------------------------------------------------------------------------
         AAR Corp.                                                                          1,600                  20,200
         Alliant Techsystems Inc.                             +                               800                  53,400
         Armor Holdings Inc.                                  +                             1,000                  17,437
         Curtiss Wright Corp.                                                                 300                  13,950
         GenCorp. Inc.                                                                      2,000                  19,250
         HEICO Corp.                                                                          500                   7,812
         Orbital Sciences Corp.                               +                             2,500                  10,312
         Primex Technologies Inc.                                                             500                  15,937
         Sequa Corp. "A"                                      +                               400                  14,550
         Teledyne Technologies Inc.                           +                             1,800                  42,525
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  215,373
         -----------------------------------------------------------------------------------------------------------------

         AGRICULTURE--0.09%
         -----------------------------------------------------------------------------------------------------------------
         Delta & Pine Land Co.                                                              2,200                  46,062
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   46,062
         -----------------------------------------------------------------------------------------------------------------

         AIRLINES--0.55%
         -----------------------------------------------------------------------------------------------------------------
         Airtran Holdings Inc.                                +                             3,500                  25,375
         Alaska Air Group Inc.                                +                             1,500                  44,625
         American West Holdings Corp. "B"                     +                             2,000                  25,625
         Atlantic Coast Airlines Holdings Inc.                +                             1,000                  40,875
         Frontier Airlines Inc.                               +                             1,100                  34,031
         Mesa Air Group Inc.                                  +                             2,100                  14,700
         Mesaba Holdings Inc.                                 +                               700                   8,794
         Midwest Express Holdings Inc.                        +                               800                  11,750
         SkyWest Inc.                                                                       2,800                  80,500
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  286,275
         -----------------------------------------------------------------------------------------------------------------


         APPAREL--0.35%
         -----------------------------------------------------------------------------------------------------------------
         Oshkosh B'gosh Inc. "A"                                                              600                  11,100
         Phillips-Van Heusen Corporation                                                    1,300                  16,900
         Reebok International Ltd.                            +                             2,600                  71,084
         Russell Corp.                                                                      1,600                  24,700
         Skechers U.S.A. Inc. "A"                             +                               800                  12,400
         Stride Rite Corp.                                                                  2,600                  18,200
         Unifi Inc.                                           +                             3,200                  28,600
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  182,984
         -----------------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.42%
         -----------------------------------------------------------------------------------------------------------------
         American Axle & Manufacturing Holdings Inc.          +                               700                   5,556
         AO Smith Corp. "B"                                                                 1,300                  22,181
         Borg-Warner Automotive Inc.                                                        1,500                  60,000
         CLARCOR Inc.                                                                       1,400                  28,962
         Delco Remy International Inc.                        +                             1,600                  13,800
         Dura Automotive Systems Inc.                         +                             1,000                   5,250
         Exide Corp.                                                                        1,400                  10,675
         Group 1 Automotive Inc.                              +                             1,000                   9,375
         Hayes Lemmerz International Inc.                     +                             1,300                   8,694
         IMPCO Technologies Inc.                              +                               300                   3,600
         Oshkosh Truck Corp.                                                                  900                  39,600
         Wabash National Corp.                                                              1,600                  13,800
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  221,493
         -----------------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.59%
         -----------------------------------------------------------------------------------------------------------------
         ArvinMeritor Inc.                                                                  4,200                  47,775
         Bandag Inc.                                                                          700                  28,394
         Collins & Aikman Corp.                               +                             2,300                   9,631
         Cooper Tire & Rubber Co.                                                           3,900                  41,437
         Lear Corp.                                           +                             3,900                  96,769
         Modine Manufacturing Co.                                                           1,300                  26,975
         Superior Industries International Inc.                                             1,100                  34,719
         Tower Automotive Inc.                                +                             2,500                  22,500
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  308,200
         -----------------------------------------------------------------------------------------------------------------

         BANKS--8.79%
         -----------------------------------------------------------------------------------------------------------------
         Alabama National Bancorp                                                             500                  11,312
         AMCORE Financial Inc.                                                              1,600                  33,100
         American Financial Holdings Inc.                                                   1,600                  33,000
         Anchor Bancorp Wisconsin Inc.                                                      1,400                  22,400
         Andover Bancorp Inc.                                                                 400                  13,775
         Area Bancshares Corp.                                                                900                  14,850
         Astoria Financial Corp.                                                            2,600                 141,212
         BancFirst Corp.                                                                      300                  11,906
         Bancorp South Inc.                                                                 5,000                  60,937
         Bank of Granite Corp.                                                                600                  13,950
         Bank United Corp. "A"                                                              1,900                 129,556
         BankAtlantic Bancorp Inc. "A"                                                      2,000                   7,500
         Bay View Capital Corp.                                                             2,200                  13,750
         BOK Financial Corp.                                  +                               700                  14,875
         Brookline Bancorp Inc.                                                               900                  10,350
         BSB Bancorp Inc.                                                                     600                   7,903
         Capital City Bank Group Inc.                                                         300                   7,444
         Cathay Bancorp Inc.                                                                  500                  29,500
         Century South Banks Inc.                                                             700                  23,581
         Chemical Financial Corp.                                                             900                  21,037
         Chittenden Corp.                                                                   1,600                  48,500
         Citizens Banking Corp.                                                             2,700                  78,469
         City Bank                                                                            600                  12,825
         Colonial BancGroup Inc.                                                            5,800                  62,350


         Commerce Bancorp Inc.                                                              1,800                 123,075
         Commercial Federal Corp.                                                           3,300                  64,144
         Community First Bankshares Inc.                                                    2,500                  47,187
         CORUS Bankshares Inc.                                                                500                  24,742
         CPB Inc.                                                                             400                  11,150
         Cullen/Frost Bankers Inc.                                                          3,100                 129,619
         CVB Financial Corp.                                                                1,000                  17,000
         Dime Community Bancshares                                                            700                  17,675
         Downey Financial Corp.                                                             1,200                  66,000
         East West Bancorp Inc.                                                             1,300                  32,419
         F&M Bancorp                                                                          700                  14,437
         F&M National Corp.                                                                 1,400                  36,575
         F.N.B. Corp.                                                                       1,300                  27,300
         Farmers Capital Bank Corp.                                                           300                   8,287
         First BanCorp.                                                                     1,200                  28,350
         First Busey Corp. "A"                                                                400                   7,975
         First Charter Corp.                                                                1,900                  28,262
         First Citizens Bancshares Inc. "A"                                                   400                  32,300
         First Commonwealth Financial Corp.                                                 3,500                  35,000
         First Federal Capital Corp.                                                          900                  13,050
         First Financial Bancorp                                                            2,200                  37,400
         First Financial Bankshares Inc.                                                      500                  15,719
         First Financial Corp.                                                                400                  12,775
         First Financial Holdings Inc.                                                        800                  15,750
         First Indiana Corp.                                                                  600                  14,100
         First Merchants Corp.                                                                600                  13,612
         First Midwest Bancorp Inc.                                                         2,400                  69,000
         First Niagara Financial Group Inc.                                                   900                   9,731
         First Sentinel Bancorp Inc.                                                        2,000                  23,000
         1st Source Corp.                                                                     700                  12,775
         FirstFed Financial Corp.                             +                             1,000                  32,312
         Frontier Financial Corp.                                                           1,000                  25,062
         Fulton Financial Corp.                                                             4,300                  99,169
         GBC Bancorp                                                                          600                  23,025
         Gold Bancorp Inc.                                                                  2,100                   9,844
         Greater Bay Bancorp                                                                2,400                  98,400
         Hancock Holding Co.                                                                  600                  22,950
         Harbor Florida Bancshares Inc.                                                     1,400                  20,912
         Harleysville National Corp.                                                          500                  17,344
         Hudson United Bancorp                                                              3,200                  67,000
         Imperial Bancorp                                     +                             2,200                  57,750
         Independence Community Bank Corp.                                                  3,900                  62,156
         Independent Bank Corp.(MA)                                                           800                  10,000
         IndyMac Bancorp Inc.                                 +                             4,000                 118,000
         Integra Bank Corp.                                                                 1,000                  25,562
         International Bancshares Corp.                                                       900                  30,712
         Investors Financial Services Corp.                                                 1,700                 146,200
         Irwin Financial Corp.                                                                700                  14,831
         MAF Bancorp Inc.                                                                   1,400                  39,812
         Medallion Financial Corp.                                                            800                  11,700
         Merchants New York Bancorp Inc.                                                    1,000                  25,062
         MidAmerica Bancorp                                                                   500                  11,375
         Mid-State Bancshares                                                                 600                  21,300
         Mississippi Valley Bancshares Inc.                                                   300                   8,812
         National Penn Bancshares Inc.                                                        800                  16,150
         NBT Bancorp Inc.                                                                   1,400                  20,475
         Net.B@nk Inc.                                        +                             1,600                  10,500
         New York Community Bancorp                                                         1,000                  36,750
         Northwest Bancorp Inc.                                                             1,000                   9,062
         OceanFirst Financial Corp.                                                           700                  17,237
         Ocwen Financial Corp.                                +                             2,400                  15,300


         Omega Financial Corp.                                                                500                  13,500
         Oriental Financial Group Inc.                                                        800                  10,650
         Pacific Capital Bancorp                                                            1,600                  45,000
         Pacific Northwest Bancorp                                                          1,000                  13,812
         Park National Corp.                                                                  500                  44,844
         People's Bank                                                                      1,600                  41,400
         PFF Bancorp Inc.                                                                     800                  16,700
         Premier National Bancorp Inc.                                                        900                  18,731
         Promistar Financial Corp.                                                            900                  15,652
         Provident Bankshares Corp.                                                         1,700                  35,487
         Provident Financial Group Inc.                                                     1,300                  48,750
         R&G Financial Corp. "B"                                                              800                  11,400
         Republic Bancorp Inc.                                                              3,100                  33,519
         Republic Security Financial Corp.                                                  3,100                  22,378
         Richmond County Financial Corp.                                                    1,600                  41,800
         Riggs National Corp.                                                               1,200                  16,725
         Roslyn Bancorp Inc.                                                                3,700                 101,056
         S&T Bancorp Inc.                                                                   1,500                  32,437
         Sandy Spring Bancorp Inc.                                                            500                  11,375
         Santander Bancorp                                                                    500                   9,625
         Silicon Valley Bancshares                            +                             2,500                  86,406
         Sky Financial Group Inc.                                                           5,000                  83,750
         South Financial Group Inc. (The)                                                   2,700                  35,775
         Southwest Bancorp of Texas Inc.                      +                             1,700                  72,994
         Staten Island Bancorp Inc.                                                         2,200                  47,025
         Sterling Bancshares Inc.                                                           1,600                  31,600
         Susquehanna Bancshares Inc.                                                        2,400                  39,600
         Texas Regional Bancshares "A"                                                        990                  32,175
         Trust Company of New Jersey (The)                                                  1,100                  13,819
         TrustCo Bank Corp.                                                                 3,600                  43,875
         Trustmark Corp.                                                                    3,400                  71,400
         UCBH Holdings Inc.                                                                   500                  23,312
         UMB Financial Corp.                                                                1,000                  37,375
         United Bancshares Inc.                                                             2,100                  44,625
         United Community Financial Corp.                                                   2,300                  15,956
         United National Bancorp                                                            1,000                  19,187
         USB Holding Co. Inc.                                                                 700                   8,794
         W Holding Co. Inc.                                                                 1,700                  19,762
         Washington Federal Inc.                                                            3,100                  88,156
         Webster Financial Corp.                                                            2,900                  82,106
         WesBanco Inc.                                                                      1,000                  23,500
         Westamerica Bancorp                                                                2,100                  90,300
         WestCorp Inc.                                                                        700                  10,500
         Whitney Holding Corp.                                                              1,300                  47,206
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                4,591,294
         -----------------------------------------------------------------------------------------------------------------

         BEVERAGES--0.25%
         -----------------------------------------------------------------------------------------------------------------
         Agribrands International Inc.                        +                               600                  32,100
         Cadiz Inc.                                           +                             2,100                  18,769
         Coca-Cola Bottling Co.                                                               100                   3,787
         Constellation Brands Inc.                            +                               800                  47,000
         Rica Foods Inc.                                      +                               400                   2,150
         Robert Mondavi Corp. (The) "A"                       +                               500                  27,062
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  130,868
         -----------------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--1.22%
         -----------------------------------------------------------------------------------------------------------------
         ACLARA BioSciences Inc.                              +                               700                   7,612
         Ariad Pharmaceuticals Inc.                           +                             1,500                   7,125
         Avant Immunotherapeutics Inc.                        +                             3,000                  20,625
         Bio-Technology General Corp.                         +                             3,300                  23,306
         Cambrex Corp.                                                                      1,500                  67,875


         Collateral Therapeutics Inc.                         +                               400                   7,075
         Cryolife Inc.                                        +                               900                  27,225
         CuraGen Corp.                                        +                             1,700                  46,431
         Cytogen Corp.                                        +                             4,700                  11,016
         Diversa Corp.                                        +                               500                   8,969
         Exelixis Inc.                                        +                               600                   8,775
         Gene Logic Inc.                                      +                             1,500                  27,562
         Genome Therapeutics Corp.                            +                             1,300                   9,059
         Genomic Solutions Inc.                               +                               600                   4,575
         Immunomedics Inc.                                    +                             1,900                  40,850
         Intermune Pharmaceuticals Inc.                       +                               500                  22,312
         Isis Pharmaceuticals Inc.                            +                             2,400                  25,500
         Lexicon Genetics Inc.                                +                               700                  11,637
         Maxim Pharmaceuticals Inc.                           +                             1,400                   8,925
         Maxygen Inc.                                         +                               500                  12,250
         Myriad Genetics Inc.                                 +                             1,200                  99,300
         Nanogen Inc.                                         +                               900                   8,100
         Nexell Therapeutics Inc.                             +                               800                   2,425
         Orchid Biosciences Inc.                              +                               500                   7,000
         Organogenesis Inc.                                   +                             2,100                  18,879
         Paradigm Genetics Inc.                               +                               400                   4,000
         Regeneron Pharmaceuticals Inc.                       +                             1,100                  38,792
         Sequenom Inc.                                        +                               400                   5,600
         Targeted Genetics Corp.                              +                             1,600                  10,700
         Transkaryotic Therapies Inc.                         +                             1,200                  43,725
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  637,225
         -----------------------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--0.83%
         -----------------------------------------------------------------------------------------------------------------
         Advanced Lighting Technologies Inc.                  +                             1,000                   6,625
         Centex Construction Products Inc.                                                    400                  10,925
         Chemed Corp.                                                                         500                  16,812
         CoorsTek Inc.                                        +                               200                   6,275
         Dal-Tile International Inc.                          +                             3,300                  46,819
         Elcor Corp.                                                                        1,200                  20,250
         Florida Rock Industries Inc.                                                       1,100                  43,037
         Genlyte Group Inc. (The)                             +                               700                  16,625
         Integrated Electrical Services Inc.                  +                             2,200                  13,062
         Lennox International Inc.                                                          2,500                  19,375
         NCI Building Systems Inc.                            +                             1,100                  20,694
         Rayonier Inc.                                                                      1,600                  63,700
         Simpson Manufacturing Co. Inc.                       +                               500                  25,500
         Texas Industries Inc.                                                              1,300                  39,000
         Trex Co. Inc.                                        +                               400                  10,075
         U.S. Aggregates Inc.                                                                 500                   3,844
         York International Corp.                                                           2,300                  70,581
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  433,199
         -----------------------------------------------------------------------------------------------------------------

         CHEMICALS--2.63%
         -----------------------------------------------------------------------------------------------------------------
         Airgas Inc.                                          +                             3,100                  21,119
         Albemarle Corp.                                                                    1,400                  34,650
         Arch Chemicals Inc.                                                                1,100                  19,525
         Cabot Microelectronics Corp.                         +                             1,400                  72,712
         Calgon Carbon Corp.                                                                2,300                  13,081
         ChemFirst Inc.                                                                       900                  19,856
         Crompton Corp.                                                                     7,000                  73,500
         Cytec Industries Inc.                                +                             2,400                  95,850
         Ferro Corp.                                                                        2,100                  48,300
         Fuller (H. B.) Co.                                                                   800                  31,562
         Gentek Inc.                                                                          400                   6,600
         Georgia Gulf Corp.                                                                 1,900                  32,419
         Great Lakes Chemical Corp.                                                         2,700                 100,406


         International Specialty Products Inc.                +                             1,100                   7,356
         Liqui-Box Corp.                                                                      200                   7,450
         Lubrizol Corp.                                                                     3,100                  79,825
         MacDermid Inc.                                                                     1,100                  20,900
         Millennium Chemicals Inc.                                                          3,900                  70,687
         Minerals Technologies Inc.                                                         1,200                  41,025
         Myers Industries Inc.                                                              1,000                  14,500
         NL Industries Inc.                                                                 1,200                  29,100
         Olin Corp.                                                                         2,200                  48,675
         OM Group Inc.                                                                      1,400                  76,475
         Omnova Solutions Inc.                                                              2,300                  13,800
         PolyOne Corp.                                                                      5,900                  34,662
         RPM Inc.                                                                           6,400                  54,800
         Schulman (A.) Inc.                                                                 1,800                  20,700
         Solutia Inc.                                                                       6,300                  75,600
         Spartech Corp.                                                                     1,000                  20,562
         Stepan Co.                                                                           300                   7,106
         Surmodics Inc.                                       +                               700                  25,769
         Symyx Technologies Inc.                              +                             1,300                  46,800
         Uniroyal Technology Corp.                            +                             1,000                   6,250
         Valhi Inc.                                                                           500                   5,750
         Valspar Corp.                                                                      2,200                  70,796
         Wellman Inc.                                                                       1,900                  26,837
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,375,005
         -----------------------------------------------------------------------------------------------------------------

         COAL--0.08%
         -----------------------------------------------------------------------------------------------------------------
         Consol Energy Inc.                                                                 1,500                  41,906
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   41,906
         -----------------------------------------------------------------------------------------------------------------

         COMMERCIAL SERVICES--3.87%
         -----------------------------------------------------------------------------------------------------------------
         Aaron Rents Inc. "B"                                                               1,000                  14,062
         ABM Industries Inc.                                                                1,000                  30,625
         ACNielsen Corp.                                      +                             3,200                 116,000
         Administaff Inc.                                     +                             1,100                  29,920
         AnswerThink Consulting Group Inc.                    +                             2,200                   7,975
         Aurora Biosciences Corp.                             +                             1,200                  37,725
         Blount International Inc.                            +                               600                   4,612
         Bowne & Co. Inc.                                                                   2,100                  22,181
         Bright Horizons Family Solutions Inc.                +                               700                  18,287
         Career Education Corp.                               +                             1,100                  43,037
         Caremark Rx Inc.                                     +                            13,600                 184,450
         CDI Corp.                                            +                               700                  10,237
         Central Parking Corp.                                                                700                  14,000
         Coinstar Inc.                                        +                             1,200                  18,300
         Corinthian Colleges Inc.                             +                               500                  18,969
         Corporate Executive Board Co. (The)                  +                             1,100                  43,742
         CoStar Group Inc.                                    +                               700                  16,537
         CPI Corp.                                                                            400                   8,000
         Cubist Pharmaceuticals Inc.                          +                             1,600                  46,400
         CV Therapeutics Inc.                                 +                               900                  63,675
         DiamondCluster International Inc. "A"                +                             1,300                  39,650
         eBenx Inc.                                           +                               500                   3,375
         Edison Schools Inc.                                  +                               900                  28,350
         Education Management Corp.                           +                             1,200                  42,900
         Electro Rent Corp.                                   +                               800                  11,300
         Emisphere Technologies Inc.                          +                               900                  22,500
         Encompass Service Corp.                              +                             4,000                  20,250
         First Consulting Group Inc.                          +                             1,200                   5,700
         FYI Inc.                                             +                               800                  29,500
         Gaiam Inc.                                           +                               200                   3,087
         Gartner Group Inc. "A"                               +                             4,300                  29,670


         Heidrick & Struggles International Inc.              +                             1,100                  46,269
         Horizon Offshore Inc.                                +                               500                   9,875
         HotJobs.com Ltd.                                     +                             1,200                  13,725
         Insurance Auto Auctions Inc.                         +                               600                   7,200
         ITT Educational Services Inc.                        +                               800                  17,600
         Kelly Services Inc. "A"                                                            1,000                  23,625
         Korn/Ferry International                             +                             2,200                  46,750
         Learning Tree International Inc.                     +                               700                  34,650
         Mail-Well Inc.                                       +                             3,000                  12,937
         Management Network Group Inc. (The)                  +                               400                   4,750
         MAXIMUS Inc.                                         +                               700                  24,456
         McGrath Rentcorp                                                                     500                   9,687
         MedQuist Inc.                                        +                               900                  14,400
         Midas Inc.                                                                         1,000                  11,937
         Modis Professional Services Inc.                     +                             5,700                  23,512
         Navigant Consulting Co.                              +                             2,600                   9,912
         NetRatings Inc.                                      +                               400                   5,875
         Neurogen Corp.                                       +                               800                  28,100
         Ogden Corp.                                          +                             2,900                  44,587
         On Assignment Inc.                                   +                             1,400                  39,900
         Pharmaceutical Product Development Inc.              +                             1,100                  54,656
         Pharmacopeia Inc.                                    +                             1,200                  26,175
         Predictive Systems Inc.                              +                               400                   2,862
         Pre-Paid Legal Services Inc.                         +                             1,100                  28,050
         Profit Recovery Group International Inc. (The)       +                             2,500                  15,937
         ProsoftTraining.com                                  +                             1,300                  15,762
         Regis Corp.                                                                        2,200                  31,900
         Rent-A-Center Inc.                                   +                             1,000                  34,500
         Rent-Way Inc.                                        +                             1,800                   7,987
         Rollins Inc.                                                                       1,000                  20,062
         Roper Industries Inc.                                                              1,800                  59,512
         Sodexho Marriott Services Inc.                       +                             1,900                  42,037
         Sotheby's Holdings Inc. "A"                          +                             2,500                  57,969
         Source Information Management Co.                    +                               800                   3,000
         Spherion Corporation                                 +                             3,400                  38,462
         SPS Technologies Inc.                                +                               700                  38,369
         Strayer Education Inc.                                                               400                  10,225
         Sylvan Learning Systems Inc.                         +                             1,600                  23,700
         Trimeris Inc.                                        +                               900                  49,387
         United Rentals Inc.                                  +                             1,900                  25,531
         URS Corp.                                            +                               800                  11,750
         Volt Information Sciences Inc.                       +                               500                  10,375
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,022,971
         -----------------------------------------------------------------------------------------------------------------


         COMPUTERS--6.77%
         -----------------------------------------------------------------------------------------------------------------
         About.com Inc.                                       +                             1,000                  26,937
         Actuate Corp.                                        +                             3,400                  65,025
         Adept Technology Inc.                                +                               600                   8,700
         Advanced Digital Information Corp.                   +                             3,100                  71,300
         Advantage Learning Systems Inc.                      +                               600                  20,175
         Advent Software Inc.                                 +                             1,600                  64,100
         AGENCY.com Ltd.                                      +                               800                   3,100
         Allaire Corp.                                        +                             1,500                   7,547
         Analysts International Corp.                                                       1,500                   5,719
         AremisSoft Corp.                                     +                               600                  25,612
         Ask Jeeves Inc.                                      +                             1,700                   4,144
         Aspen Technology Inc.                                +                             1,800                  59,850
         AVT Corp.                                            +                             1,600                   7,950
         BARRA Inc.                                           +                             1,000                  47,125
         Bell & Howell Co.                                    +                               900                  14,850
         BindView Development Corp.                           +                             2,300                  21,634
         Black Box Corp.                                      +                             1,100                  53,144
         Bluestone Software Inc.                              +                               800                  12,100
         Bottomline Technologies Inc.                         +                               500                  12,844
         Braun Consulting Inc.                                +                               700                   2,581
         Brio Technology Inc.                                 +                               900                   3,797
         Broadbase Software Inc.                              +                             2,100                  13,125
         Brooktrout Inc.                                      +                               800                   7,575
         BSQUARE Corp.                                        +                               800                   4,800
         CACI International Inc. "A"                          +                               600                  13,809
         Carreker Corp.                                       +                               600                  20,850
         C-bridge Internet Solutions Inc.                     +                               700                   2,734
         CCC Information Services Group Inc.                  +                             1,400                   8,750
         Ciber Inc.                                           +                             2,900                  14,137
         Clarent Corp.                                        +                             1,400                  15,837
         Clarus Corp.                                         +                             1,000                   7,000
         click2learn.com Inc.                                 +                               600                   5,850
         Cognizant Technology Solutions Corp.                 +                               400                  14,525
         Complete Business Solutions Inc.                     +                             1,500                  15,469
         Computer Network Technology Corp.                    +                             1,500                  43,219
         Concurrent Computer Corp.                            +                             3,200                  17,200
         Crossroads Systems Inc.                              +                               700                   3,281
         Cysive Inc.                                          +                               600                   2,475
         Daleen Technologies Inc.                             +                             1,000                   3,750
         Data Broadcasting Corp.                              +                             4,300                  15,050
         Data Return Corp.                                    +                               900                   3,375
         Datastream Systems Inc.                              +                             1,000                   9,750
         Deltek Systems Inc.                                  +                               600                   2,550
         Dendrite International Inc.                          +                             1,800                  40,275
         Digimarc Corp.                                       +                               500                   8,250
         Digital River Inc.                                   +                             1,600                   3,800
         Digitas Inc.                                         +                               800                   4,050
         Documentum Inc.                                      +                             1,900                  94,406
         Dot Hill Systems Corp.                               +                             1,000                   3,875
         DSET Corporation                                     +                               800                   1,437
         DSP Group Inc.                                       +                             1,600                  33,675
         Eclipsys Corp.                                       +                             2,200                  53,900
         eGain Communications Corp.                           +                             2,100                   6,497
         eLoyalty Corp.                                       +                             2,900                  18,759
         ePlus Inc.                                           +                               400                   4,550
         Extended Systems Inc.                                +                               500                   5,844
         F5 Networks Inc.                                     +                             1,000                   9,500
         FactSet Research Systems Inc.                                                      1,200                  44,484
         Fair Isaac and Co. Inc.                                                              700                  35,700
         FileNET Corp.                                        +                             2,100                  57,225


         Frontline Capital Group Inc.                         +                             1,600                  21,275
         GoTo.com Inc.                                        +                             1,800                  13,162
         Great Plains Software Inc.                           +                               800                  37,650
         Hall Kinion & Associates Inc.                        +                               600                  12,075
         HNC Software Inc.                                    +                             1,900                  56,406
         Hypercom Corp.                                       +                             1,100                   3,437
         Hyperion Solutions Corp.                             +                             2,000                  30,875
         IDX Systems Corp.                                    +                               900                  22,500
         iGate Capital Corp.                                  +                             2,400                   6,900
         Immersion Corp.                                      +                               800                   6,012
         Infocus Corp.                                        +                             2,300                  33,925
         Informatica Corp.                                    +                             3,200                 126,600
         Inforte Corp.                                        +                               300                   4,125
         Inprise Corp.                                        +                             3,400                  18,806
         InterCept Group Inc. (The)                           +                               500                  13,344
         Intergraph Corp.                                     +                             2,700                  16,200
         Interliant Inc.                                      +                             3,000                   9,562
         internet.com Corp.                                   +                               800                   4,750
         Intertrust Technologies Corp.                        +                             4,100                  13,837
         Interwoven Inc.                                      +                             2,100                 138,469
         Intranet Solutions Inc.                              +                             1,000                  51,000
         Intrusion.com Inc.                                   +                             1,100                   5,225
         Iomega Corp.                                         +                            15,900                  53,583
         ITXC Corp.                                           +                               600                   4,162
         Jupiter Media Metrix Inc.                            +                             1,400                  13,037
         Keynote Systems Inc.                                 +                             1,000                  14,187
         Kronos Inc.                                          +                               700                  21,656
         Level 8 Systems Inc.                                 +                               500                   3,047
         LookSmart Ltd.                                       +                             2,900                   7,069
         Manhattan Associates Inc.                            +                               300                  12,787
         MapInfo Corp.                                        +                               800                  37,800
         Marimba Inc.                                         +                             1,200                   5,400
         Maxtor Corp.                                         +                             3,900                  21,816
         McAfee.com Corp.                                     +                               600                   3,000
         MCSi Inc.                                            +                               600                  12,825
         Media 100 Inc.                                       +                               900                   2,306
         Mentor Graphics Corp.                                +                             3,800                 104,262
         META Group Inc.                                      +                               600                   3,900
         Metasolv Inc.                                        +                               700                   6,387
         Micron Electronics Inc.                              +                             2,300                   8,984
         Micros Systems Inc.                                  +                             1,000                  18,250
         Microstrategy Inc.                                   +                             1,600                  15,200
         Midway Games Inc.                                    +                             1,800                  12,780
         MTI Technology Corp.                                 +                             2,100                   8,269
         Multex.com Inc.                                      +                             1,000                  13,250
         NEON Systems                                         +                               500                   3,125
         Neotopia Inc.                                        +                             1,100                   4,744
         NetCreations Inc.                                    +                               500                   3,422
         Netegrity Inc.                                       +                             1,500                  81,562
         NetIQ Corp.                                          +                             1,600                 139,800
         NetScout Systems Inc.                                +                               900                   9,000
         NetSolve Inc.                                        +                               400                   3,050
         Network Equipment Technologies Inc.                  +                             1,500                   9,656
         Network Peripherals Inc.                             +                               900                   5,794
         Nhancement Technologies Inc.                         +                               600                   2,962
         Novadigm Inc.                                        +                               900                   5,681
         Nuance Communications Inc.                           +                               300                  12,937


         NYFIX Inc.                                           +                             1,300                  31,444
         ONYX Software Corp.                                  +                             1,300                  14,300
         Packeteer Inc.                                       +                             1,100                  13,612
         PC-Tel Inc.                                          +                               900                   9,675
         PEC Solutions Inc.                                   +                               600                   4,875
         Pegasus Solutions Inc.                               +                             1,600                  11,100
         Perot Systems Corp. "A"                              +                             3,500                  32,156
         Persistence Software Inc.                            +                               900                   3,994
         Phoenix Technologies Ltd.                            +                             1,400                  18,878
         Preview Systems Inc.                                 +                               900                   2,812
         PRI Automation Inc.                                  +                             1,200                  22,500
         Primus Knowledge Solutions Inc.                      +                               900                   5,850
         ProBusiness Services Inc.                            +                               900                  23,906
         Procom Technology Inc.                               +                               300                   3,891
         Progress Software Corp.                              +                             2,000                  28,875
         Project Software & Development Inc.                  +                               800                   8,587
         Puma Technology Inc.                                 +                             2,000                   8,312
         QRS Corp.                                            +                               900                  11,531
         Quantum Corp. - Hard Disk Drive                      +                             4,600                  36,800
         Radiant Systems Inc.                                 +                             1,000                  20,500
         Rainbow Technologies Inc.                            +                             1,200                  18,975
         Ramp Networks Inc.                                   +                             1,100                   6,291
         Retek Inc.                                           +                             2,900                  70,687
         Saga Systems Inc.                                    +                             1,800                  20,587
         Sanchez Computer Associates Inc.                     +                               800                   6,600
         Scientific Learning Corp.                            +                               600                   2,531
         SCM Microsystems Inc.                                +                               800                  26,400
         Secure Computing Corp.                               +                             1,500                  14,812
         SERENA Software Inc.                                 +                               900                  30,811
         Silicon Graphics Inc.                                +                            11,500                  46,000
         SilverStream Software Inc.                           +                               700                  14,437
         SmartDisk Corp.                                      +                               700                   2,712
         SmartServ Online Inc.                                +                               400                   2,837
         SONICblue Inc.                                       +                             5,500                  22,687
         SonicWALL Inc.                                       +                             1,400                  22,750
         SportsLine.com Inc.                                  +                             1,400                   7,437
         SPSS Inc.                                            +                               500                  11,031
         Storage Technology Corp.                             +                             5,700                  51,300
         Switchboard Inc.                                     +                               800                   2,375
         Sykes Enterprises Inc.                               +                             1,700                   7,544
         Syntel Inc.                                          +                               400                   2,300
         Systems & Computer Technology Corp.                  +                             1,900                  23,394
         Take-Two Interactive Software Inc.                   +                             1,700                  19,550
         Tanning Technology Corp.                             +                             1,000                   3,687
         THQ Inc.                                             +                             1,200                  29,250
         Transaction Systems Architects Inc. "A"              +                             2,000                  23,125
         Travelocity.com Inc.                                 +                             1,000                  12,125
         Tricord Systems Inc.                                 +                             1,100                   9,144
         Tumbleweed Communications Corp.                      +                               600                  10,266
         Unigraphics Solutions Inc.                           +                               300                   4,894
         Vasco Data Security International Inc.               +                               800                   4,300
         Verity Inc.                                          +                             1,700                  40,906
         Vertex Interactive Inc.                              +                               800                   5,000
         Vialink Co. (The)                                    +                             1,400                   3,937
         Viant Corp.                                          +                             2,700                  10,716
         Visual Networks Inc.                                 +                             2,100                   6,825
         WatchGuard Technologies Inc.                         +                               700                  22,137
         Wave Systems Corp. "A"                               +                             2,900                  13,050
         WebTrends Corp.                                      +                               800                  23,150
         Xircom Inc.                                          +                             1,600                  24,800
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                3,536,355
         -----------------------------------------------------------------------------------------------------------------


         -----------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.25%
         -----------------------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                                                             2,100                  89,906
         Carter-Wallace Inc.                                                                1,200                  40,050
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  129,956
         -----------------------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.37%
         -----------------------------------------------------------------------------------------------------------------
         Advanced Marketing Services Inc.                                                     500                   8,687
         Brightpoint Inc.                                     +                             3,200                  11,200
         Handleman Co.                                        +                             1,700                  12,750
         Hughes Supply Inc.                                                                 1,500                  26,910
         Owens & Minor Inc.                                                                 2,000                  35,500
         SCP Pool Corp.                                       +                               900                  27,056
         United Stationers Inc.                               +                             2,000                  48,000
         Watsco Inc.                                                                        1,200                  13,824
         WESCO International Inc.                             +                             1,300                   9,425
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  193,352
         -----------------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--3.03%
         -----------------------------------------------------------------------------------------------------------------
         Acacia Research Corp.                                +                             1,000                  17,812
         Advanta Corp. "A"                                                                  1,500                  13,219
         Affiliated Managers Group Inc.                       +                             1,300                  71,337
         Alleghany Corp.                                      +                               300                  61,650
         Allied Capital Corp.                                                               4,700                  98,112
         American Capital Strategies Ltd.                                                   1,400                  35,262
         AmeriCredit Corp.                                    +                             4,600                 125,350
         Ampal-American Israel Corp. "A"                      +                             1,200                   7,275
         BlackRock Inc.                                       +                             1,100                  46,200
         Capitol Federal Financial                                                          2,000                  33,500
         Charter Municipal Mortgage Acceptance Corp.                                        1,200                  16,128
         CompuCredit Corp.                                    +                               800                  14,500
         Credit Acceptance Corp.                              +                             1,100                   6,600
         Dain Rauscher Corp.                                                                  800                  75,750
         Digital Insight Corp.                                +                             1,300                  23,481
         DLJdirect Inc.                                       +                             1,800                   6,750
         Doral Financial Corp.                                                              1,900                  45,956
         DVI Inc.                                             +                               600                  10,237
         Eaton Vance Corp.                                                                  3,500                 112,875
         Financial Federal Corp.                              +                               700                  16,712
         Forrester Research Inc.                              +                               700                  35,044
         Friedman Billings Ramsey Group Inc. "A"              +                             1,600                  10,500
         Gabelli Asset Management Inc. "A"                    +                               300                   9,956
         Investment Technology Group Inc.                     +                             1,700                  70,975
         Jeffries Group Inc.                                                                1,500                  46,875
         John Nuveen Co. "A"                                                                  400                  23,000
         Labranche & Co. Inc.                                 +                             2,200                  67,237
         Memberworks Inc.                                     +                               600                  12,750
         Metris Companies Inc.                                                              3,600                  94,725
         Morgan Keegan Inc.                                                                 1,300                  34,450
         National Processing Inc.                             +                               400                   6,800
         NCO Group Inc.                                       +                             1,200                  36,450
         NextCard Inc.                                        +                             2,300                  18,400
         Phoenix Investment Partners Ltd.                                                   2,700                  42,356
         Professional Detailing Inc.                          +                               200                  21,153
         Raymond James Financial Inc.                                                       2,400                  83,700
         Seacoast Financial Services Corp.                                                  1,600                  19,200
         Southwest Securities Group Inc.                                                    1,000                  25,875
         Startek Inc.                                         +                               500                   7,687
         Student Loan Corp.                                                                   200                  10,887
         Tucker Anthony Sutro Corporation                                                   1,100                  27,019
         Wackenhut Corp. "A"                                  +                               600                   8,100


         WFS Financial Inc.                                   +                               500                   9,250
         Wit Soundview Group Inc.                             +                             6,300                  22,641
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,583,736
         -----------------------------------------------------------------------------------------------------------------

         ELECTRIC--2.99%
         -----------------------------------------------------------------------------------------------------------------
         ALLETE                                                                             4,300                 106,694
         Avista Corp.                                                                       2,900                  59,450
         Black Hills Corp.                                                                  1,300                  58,175
         CH Energy Group Inc.                                                                 900                  40,275
         Cleco Corp.                                                                        1,300                  71,175
         Conectiv Inc.                                                                      5,300                 106,331
         El Paso Electric Co.                                 +                             3,200                  42,240
         EMCOR Group Inc.                                     +                               600                  15,300
         Empire District Electric Co. (The)                                                 1,000                  26,312
         Hawaiian Electric Industries Inc.                                                  1,900                  70,656
         IDACorp Inc.                                                                       2,200                 107,937
         Kansas City Power & Light Co.                                                      3,600                  98,775
         Madison Gas & Electric Co.                                                           900                  20,362
         MDU Resources Group Inc.                                                           3,800                 123,500
         NorthWestern Corp.                                                                 1,400                  32,375
         OGE Energy Corp.                                                                   4,600                 112,412
         Otter Tail Power Co.                                                               1,300                  36,075
         Public Service Company of New Mexico                                               2,100                  56,306
         RGS Energy Group Inc.                                                              2,000                  64,875
         Sierra Pacific Resources Corp.                                                     4,900                  78,706
         UIL Holdings Corporation                                                             800                  39,800
         UniSource Energy Corp.                                                             1,800                  33,862
         Western Resources Inc.                                                             4,200                 104,212
         WPS Resources Corp.                                                                1,500                  55,219
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,561,024
         -----------------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.10%
         -----------------------------------------------------------------------------------------------------------------
         Advanced Energy Industries Inc.                      +                               800                  18,000
         Superconductor Technologies Inc.                     +                             1,200                   4,350
         UCAR International Inc.                              +                             2,800                  27,300
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   49,650
         -----------------------------------------------------------------------------------------------------------------

         ELECTRONICS--5.42%
         -----------------------------------------------------------------------------------------------------------------
         Act Manufacturing Inc.                               +                               700                  11,025
         Actel Corp.                                          +                             1,300                  31,444
         ADE Corp.                                            +                               600                  10,575
         Aeroflex Inc.                                        +                             3,400                  98,016
         American Superconductor Corp.                        +                             1,200                  34,275
         American Technical Ceramics Corp.                    +                               400                   4,000
         AMETEK Inc.                                                                        1,900                  49,281
         Analogic Corp.                                                                       400                  17,825
         Artesyn Technologies Inc.                            +                             1,900                  30,162
         ATMI, Inc.                                           +                             1,400                  27,300
         Barnes Group Inc.                                                                    900                  17,887
         Bel Fuse Inc. "B"                                                                    500                  17,000
         Belden Inc.                                                                        1,500                  38,062
         Benchmark Electronics Inc.                           +                             1,200                  27,075
         Brady Corp. "A"                                                                    1,100                  37,194
         C&D Technologies Inc.                                                              1,500                  64,781
         Cable Design Technologies Corp.                      +                             2,600                  43,712
         California Amplifier Inc.                            +                               900                   8,325
         Caliper Technologies Corp.                           +                               300                  14,100
         Checkpoint Systems Inc.                              +                             1,800                  13,387
         Coherent Inc.                                        +                             1,600                  52,000
         Concord Camera Corp.                                 +                             1,400                  23,100


         CTS Corp.                                                                          1,700                  61,944
         Cubic Corp.                                                                          300                   7,706
         Cymer Inc.                                           +                             1,800                  46,322
         DDi Corp.                                            +                               800                  21,800
         Dionex Corp.                                         +                             1,300                  44,850
         DuPont Photomasks Inc.                               +                               300                  15,853
         Electro Scientific Industries Inc.                   +                             1,600                  44,800
         Energy Conversion Devices Inc.                       +                               900                  18,225
         EntreMed Inc.                                        +                             1,000                  17,250
         ESS Technology Inc.                                  +                             1,700                   8,712
         Exar Corp.                                           +                             2,300                  71,264
         Excel Technology Inc.                                +                               500                   9,977
         FEI Co.                                              +                               800                  18,200
         Fisher Scientific International Inc.                 +                             2,400                  88,500
         FSI International Inc.                               +                             1,500                  12,562
         FuelCell Energy Inc.                                 +                               600                  41,137
         General Cable Corp.                                                                2,000                   8,875
         Genrad Inc.                                          +                             1,600                  16,000
         Helix Technology Corp.                                                             1,400                  33,141
         HI/FN Inc.                                           +                               400                  11,000
         Hutchinson Technology Inc.                           +                             1,500                  20,625
         Ibis Technology Corp.                                +                               500                   9,625
         II-VI Inc.                                           +                               600                   9,112
         Interlink Electronics Inc.                           +                               600                   7,612
         Interlogix Inc.                                      +                             1,200                  22,650
         JNI Corp.                                            +                               400                   9,075
         Keithley Instruments Inc.                                                            500                  21,531
         Kent Electronics Corp.                               +                             1,700                  28,050
         Littelfuse Inc.                                      +                             1,200                  34,350
         Mattson Technology Inc.                              +                             1,100                  11,344
         Meade Instruments Corp.                              +                               600                   3,937
         Mercury Computer Systems Inc.                        +                             1,300                  60,369
         Methode Electronics Inc. "A"                                                       2,100                  48,169
         Mettler Toledo International Inc.                    +                             2,300                 125,062
         Microsemi Corp.                                      +                               600                  16,687
         MIPS Technologies Inc. "A"                           +                             2,300                  61,381
         MKS Instruments Inc.                                 +                               300                   4,650
         Molecular Devices Corp.                              +                             1,000                  68,437
         Moog Inc. "A"                                        +                               400                  11,600
         Nanometrics Inc.                                     +                               300                   4,144
         NETsilicon Inc.                                      +                               800                   2,975
         Oak Technology Inc.                                  +                             2,600                  22,587
         Packard BioScience Company                           +                               800                   9,300
         Park Electrochemical Corp.                                                           900                  27,619
         Photon Dynamics Inc.                                 +                               700                  15,750
         Photronics Inc.                                      +                             1,500                  35,156
         Pioneer-Standard Electronics Inc.                                                  1,900                  20,900
         Plexus Corp.                                         +                             2,400                  72,937
         PLX Technology Inc.                                  +                             1,000                   8,312
         Power Integrations Inc.                              +                             1,600                  18,400
         QuickLogic Corp.                                     +                             1,300                   9,019
         Rayovac Corp.                                        +                             1,700                  24,119
         REMEC Inc.                                           +                             2,200                  21,175
         Research Frontiers Inc.                              +                               600                  10,500
         Robotic Vision Systems Inc.                          +                             2,300                   6,325
         Rogers Corp.                                         +                               900                  36,956
         Rudolph Technologies Inc.                            +                               300                   9,056
         SBS Technologies Inc.                                +                               700                  20,956
         Sensormatic Electronics Corp.                        +                             4,200                  84,262
         Silicon Image Inc.                                   +                             2,100                  11,419
         Silicon Valley Group Inc.                            +                             2,000                  57,500


         SIPEX Corp.                                          +                             1,300                  31,119
         SLI Inc.                                                                           1,200                   7,725
         Spectra-Physics Lasers Inc.                          +                               200                   5,050
         Stoneridge Inc.                                      +                               800                   5,400
         Supertex Inc.                                        +                               500                   9,883
         Technitrol Inc.                                                                    1,400                  57,575
         Telcom Semiconductor Inc.                            +                             1,000                  11,375
         Therma-Wave Inc.                                     +                               700                   9,800
         Three-Five Systems, Inc.                             +                             1,300                  23,400
         Trimble Navigation Ltd.                              +                             1,400                  33,600
         Triumph Group Inc.                                   +                               700                  28,700
         Universal Display Corp.                              +                               800                   5,750
         Universal Electronics Inc.                           +                               900                  13,894
         Valence Technology Inc.                              +                             1,800                  16,762
         Varian Inc.                                          +                             1,900                  64,362
         Viasystems Group Inc.                                +                             2,700                  22,444
         Vicor Corp.                                          +                             1,200                  36,450
         Watts Industries Inc. "A"                                                          1,100                  15,262
         Woodhead Industries Inc.                                                             700                  13,737
         X-Rite Inc.                                                                        1,100                   8,594
         Zoran Corp.                                          +                             1,000                  15,500
         Zygo Corp.                                           +                               800                  22,625
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,831,284
         -----------------------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.07%
         -----------------------------------------------------------------------------------------------------------------
         Syntroleum Corp.                                     +                             2,000                  34,000
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   34,000
         -----------------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.25%
         -----------------------------------------------------------------------------------------------------------------
         Crossmann Communities Inc.                           +                               400                   8,400
         Foster Wheeler Corp.                                                               2,800                  14,700
         Granite Construction Inc.                                                          1,100                  31,831
         Jacobs Engineering Group Inc.                        +                             1,300                  60,044
         Washington Group International Inc.                  +                             2,000                  16,375
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  131,350
         -----------------------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.59%
         -----------------------------------------------------------------------------------------------------------------
         4Kids Entertainment Inc.                             +                               600                   5,362
         Anchor Gaming                                        +                               500                  19,500
         Argosy Gaming Co.                                    +                             1,200                  23,025
         Championship Auto Racing Teams Inc.                  +                               700                  14,700
         Cheap Tickets Inc.                                   +                               700                   6,825
         Churchill Downs Inc.                                                                 700                  20,869
         Dover Downs Entertainment Inc.                                                       800                   8,950
         Expedia Inc. "A"                                     +                               600                   5,737
         Fairfield Communities Inc.                           +                             2,500                  35,156
         Gaylord Entertainment Co. "A"                        +                             1,000                  20,875
         GTECH Holdings Corp.                                 +                             2,000                  41,125
         Isle of Capris Casinos Inc.                          +                             1,600                  17,000
         Liberty Livewire Corporation "A"                     +                               300                   2,306
         Martha Stewart Living Inc. "A"                       +                               600                  12,037
         Penn National Gaming Inc.                            +                               500                   5,094
         Speedway Motorsports Inc.                            +                               900                  21,600
         Trendwest Resorts Inc.                               +                               200                   5,400
         Vail Resorts Inc.                                    +                               900                  21,094
         World Wrestling Federation Entertainment Inc.        +                               800                  12,800
         Zomax Inc.                                           +                             1,900                   8,669
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  308,124
         -----------------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.36%
         -----------------------------------------------------------------------------------------------------------------
         Casella Waste Systems Inc. "A"                       +                             1,300                  11,294


         Ionics Inc.                                          +                             1,000                  28,375
         Mine Safety Appliances Co.                                                           500                  12,562
         Stericycle Inc.                                      +                               800                  30,500
         Tetra Tech Inc.                                      +                             2,100                  66,937
         Waste Connections Inc.                               +                             1,100                  36,369
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  186,037
         -----------------------------------------------------------------------------------------------------------------

         FOOD--2.67%
         -----------------------------------------------------------------------------------------------------------------
         American Italian Pasta Co. "A"                       +                             1,100                  29,494
         Applebee's International Inc.                                                      1,300                  40,869
         Buca Inc.                                            +                               400                   5,875
         CEC Entertainment Inc.                               +                             1,600                  54,600
         Cheesecake Factory (The)                             +                             1,600                  61,400
         Consolidated Products Inc.                           +                             1,400                   9,625
         Corn Products International Inc.                                                   2,100                  61,031
         Dean Foods Co.                                                                     2,100                  64,444
         Del Monte Foods Co.                                  +                             3,100                  22,475
         Dole Food Co.                                                                      2,700                  44,212
         Dreyer's Grand Ice Cream Inc.                                                        900                  29,025
         Earthgrains Company (The)                                                          2,400                  44,400
         Fleming Companies Inc.                                                             2,500                  29,531
         Great Atlantic & Pacific Tea Co.                                                   1,400                   9,800
         Hain Celestial Group Inc.                            +                             2,000                  65,000
         IHOP Corp.                                           +                             1,100                  23,856
         Ingles Markets Inc. "A"                                                              800                   8,050
         International Multifoods Corp.                                                     1,000                  20,312
         Interstate Bakeries Corp.                                                          1,600                  22,500
         Jack in the Box Inc.                                 +                             2,300                  67,706
         Lance Inc.                                                                         1,400                  17,719
         Landry's Seafood Restaurants Inc.                                                  1,300                  12,919
         Michael Foods Inc.                                                                   700                  21,087
         Morrison Management Specialist Inc.                                                  800                  27,928
         O'Charleys Inc.                                      +                               800                  14,250
         P.F. Chang's China Bistro Inc.                       +                               400                  12,575
         Papa John's International Inc.                       +                             1,100                  24,475
         Performance Food Group Co.                           +                               900                  46,139
         Pilgrim's Pride Corp. "B"                                                          1,000                   7,812
         Ralcorp Holdings Inc.                                +                             1,600                  26,200
         Rare Hospitality International Inc.                  +                             1,000                  22,312
         Riviana Foods Inc.                                                                   300                   5,887
         Ruddick Corp.                                                                      1,800                  20,587
         Sensient Technologies Corp.                                                        2,600                  59,150
         Smithfield Foods Inc.                                +                             3,200                  97,280
         Smucker (J.M) Company (The)                                                        1,200                  33,540
         Sonic Corp.                                          +                             1,500                  34,969
         Suiza Foods Corp.                                    +                             1,600                  76,800
         Tejon Ranch Co.                                      +                               400                   7,696
         United Natural Foods Inc.                            +                               500                   8,812
         Whole Foods Market Inc.                              +                             1,600                  97,800
         Wild Oats Markets Inc.                               +                             1,500                   6,375
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,396,517
         -----------------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.57%
         -----------------------------------------------------------------------------------------------------------------
         Buckeye Technologies Inc.                            +                             1,700                  23,906
         Caraustar Industries Inc.                                                          1,700                  15,937
         Chesapeake Corp.                                                                   1,000                  20,562
         Deltic Timber Corp.                                                                  600                  14,325
         Glatfelter (P.H.) Co.                                                              1,600                  19,920
         Louisiana-Pacific Corp.                                                            6,600                  66,825
         Pope & Talbot Inc.                                                                   900                  15,131
         Potlatch Corp.                                                                     1,700                  57,056


         Rock-Tenn Company "A"                                                             1,000                   7,437
         Schweitzer-Mauduit International Inc.                                                900                  17,235
         Universal Forest Products Inc.                                                       700                   9,275
         Wausau-Mosinee Paper Corp.                                                         3,200                  32,400
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  300,009
         -----------------------------------------------------------------------------------------------------------------

         GAS--0.83%
         -----------------------------------------------------------------------------------------------------------------
         AGL Resources Inc.                                                                 3,100                  68,394
         ONEOK Inc.                                                                         1,700                  81,919
         Peoples Energy Corp.                                                               2,100                  93,975
         Southwestern Energy Company                                                        1,600                  16,600
         Vectren Corporation                                                                3,500                  89,687
         WGL Holdings Inc.                                                                  2,700                  82,181
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  432,756
         -----------------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.47%
         -----------------------------------------------------------------------------------------------------------------
         Baldor Electric Co.                                                                1,400                  29,575
         Franklin Electric Co. Inc.                                                           200                  13,700
         Kennametal Inc.                                                                    1,800                  52,425
         Milacron Inc.                                                                      2,000                  32,125
         Regal-Beloit Corp.                                                                 1,200                  20,472
         Snap-On Inc.                                                                       3,500                  97,562
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  245,859
         -----------------------------------------------------------------------------------------------------------------

         HEALTH CARE--7.12%
         -----------------------------------------------------------------------------------------------------------------
         Abiomed Inc.                                         +                               900                  21,825
         Accredo Health Inc.                                  +                               700                  35,131
         Advanced Tissue Sciences Inc.                        +                             3,900                  11,822
         Albany Molecular Research Inc.                       +                             1,100                  67,787
         AmeriPath Inc.                                       +                             1,300                  32,500
         Apria Healthcare Group Inc.                          +                             2,400                  71,400
         Aradigm Corp.                                        +                             1,100                  16,087
         Arrow International Inc.                                                             700                  26,370
         Arthocare Corp.                                      +                             1,200                  23,400
         Aspect Medical Systems Inc.                          +                               300                   2,587
         ATS Medical Inc.                                     +                             1,300                  18,444
         Avigen Inc.                                          +                             1,000                  20,750
         Bacou USA Inc.                                       +                               300                   7,800
         Beverly Enterprises Inc.                             +                             6,200                  50,762
         BioMarin Pharmaceutical Inc.                         +                             1,100                  10,656
         Bio-Rad Laboratories Inc. "A"                        +                               500                  15,900
         Biosite Diagnostics Inc.                             +                               800                  32,350
         CardioDynamics International Corp.                   +                             1,900                   6,531
         Cerner Corp.                                         +                             1,500                  69,375
         Cerus Corp.                                          +                               600                  45,150
         Closure Medical Corp.                                +                               400                  14,400
         Conmed Corp.                                         +                               900                  15,412
         Cooper Companies Inc.                                                                800                  31,900
         Corvel Corp.                                         +                               300                  10,387
         Covance Inc.                                         +                             3,400                  36,550
         Coventry Health Care Inc.                            +                             3,500                  93,406
         Cyberonics Inc.                                      +                             1,000                  23,250
         Cyberoptics Corp.                                    +                               400                   6,775
         Cygnus Inc.                                          +                             1,600                   7,800
         Datascope Corp.                                                                      700                  23,975
         DaVita Inc.                                          +                             4,500                  77,062
         Diagnostic Products Corp.                                                            700                  38,237
         Diametrics Medical Inc.                              +                             1,600                   9,500
         Edwards Lifesciences Corp.                           +                             3,600                  63,900
         Endocare Inc.                                        +                               600                   7,650
         Enzo Biochem Inc.                                    +                             1,400                  34,825


         Enzon Inc.                                           +                             2,400                 148,950
         Gentiva Health Services Inc.                         +                             1,100                  14,712
         Gliatech Inc.                                        +                               700                   2,844
         Haemonetics Corp.                                    +                             1,500                  46,312
         Health Net Inc.                                      +                             6,200                 162,362
         Hooper Holmes Inc.                                                                 3,900                  43,134
         Humana Inc.                                          +                             9,400                 143,350
         IDEXX Laboratories Inc.                              +                             2,000                  44,000
         IGEN International Inc.                              +                               700                   8,619
         Impath Inc.                                          +                               900                  59,850
         INAMED Corp.                                         +                               800                  16,350
         Invacare Corp.                                                                     1,400                  47,950
         Invitrogen Corp.                                     +                             2,000                 172,750
         I-Stat Corp.                                         +                             1,000                  26,437
         Laboratory Corp. of America Holdings                 +                             1,000                 176,000
         LifePoint Hospitals Inc.                             +                             1,900                  95,237
         Lincare Holdings Inc.                                +                             2,400                 136,950
         Luminex Corp.                                        +                               300                   7,819
         Manor Care Inc.                                      +                             4,900                 101,062
         Mentor Corp.                                                                       1,200                  23,400
         Microvision Inc.                                     +                               700                  12,250
         Mid Atlantic Medical Services Inc.                   +                             2,600                  51,512
         Novoste Corp.                                        +                             1,000                  27,500
         Oakley Inc.                                          +                             1,300                  17,550
         Ocular Sciences Inc.                                 +                             1,000                  11,625
         Oratec Interventions Inc.                            +                               500                   2,562
         Orthodontic Centers of America                       +                             2,400                  75,000
         Polymedica Industries Corp.                          +                               600                  20,025
         Province Healthcare Co.                              +                             1,800                  70,875
         PSS World Medical Inc.                               +                             4,600                  23,000
         Quorum Health Group Inc.                             +                             4,400                  69,300
         Rehabcare Group Inc.                                 +                               800                  41,100
         Renal Care Group Inc.                                +                             2,700                  74,039
         Res-Care Inc.                                        +                             1,400                   6,300
         Resmed Inc.                                          +                             1,800                  71,775
         Respironics Inc.                                     +                             2,000                  57,000
         Ribozyme Pharmaceuticals Inc.                        +                               600                   8,587
         Rightchoice Managed Care Inc.                        +                               200                   6,962
         Sonic Innovations Inc.                               +                               300                   2,006
         Sonosite Inc.                                        +                               600                   7,650
         Staar Surgical Co.                                   +                               800                  10,050
         Steris Corp.                                         +                             4,000                  64,500
         Sunrise Assisted Living Inc.                         +                             1,100                  27,500
         Sunrise Technologies International Inc.              +                             3,200                   5,700
         Syncor International Corp.                           +                             1,300                  47,287
         Theragenics Corp.                                    +                             1,700                   8,500
         Thermo Cardiosystems Inc.                            +                             1,000                   8,750
         Thoratec Labs Corp.                                  +                             1,000                  11,000
         Triad Hospitals Inc.                                 +                             2,100                  68,381
         US Oncology Inc.                                     +                             4,400                  27,775
         Valentis Inc.                                        +                             1,800                  12,825
         Varian Medical Systems Inc.                          +                             1,800                 122,287
         Ventana Medical Systems Inc.                         +                               600                  11,100
         VISX Inc.                                            +                             3,200                  33,400
         Vital Sign Inc.                                                                      300                   9,637
         West Pharmaceutical Services Inc.                                                    600                  14,737
         Zoll Medical Corp.                                   +                               500                  17,531
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                3,717,322
         -----------------------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--0.06%
         -----------------------------------------------------------------------------------------------------------------
         Triarc Companies Inc.                                +                               700                  16,975


         Walter Industries Inc.                                                             2,300                  16,962
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   33,937
         -----------------------------------------------------------------------------------------------------------------

         HOME BUILDERS--1.71%
         -----------------------------------------------------------------------------------------------------------------
         Centex Corp.                                                                       3,500                 131,469
         Clayton Homes Inc.                                                                 5,800                  66,700
         Coachmen Industries Inc.                                                           1,000                  10,500
         D.R. Horton Inc.                                                                   3,100                  75,756
         Del Webb Corp.                                       +                             1,000                  29,250
         Fleetwood Enterprises Inc.                                                         2,200                  23,100
         Kaufman & Broad Home Corp.                                                         2,700                  90,956
         Lennar Corp.                                                                       2,900                 105,125
         M.D.C. Holdings Inc.                                                               1,200                  39,540
         Monaco Coach Corp.                                   +                             1,000                  17,688
         NVR Inc.                                             +                               500                  61,800
         Palm Harbor Homes Inc.                               +                             1,100                  17,325
         Pulte Corp.                                                                        1,800                  75,938
         Ryland Group Inc.                                                                    800                  32,600
         Skyline Corp.                                                                        400                   7,575
         Standard-Pacific Corp.                                                             1,400                  32,725
         Thor Industries Inc.                                                                 500                   9,875
         Toll Brothers Inc.                                   +                             1,200                  49,050
         Winnebago Industries Inc.                                                            900                  15,806
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  892,778
         -----------------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.77%
         -----------------------------------------------------------------------------------------------------------------
         Applica Inc.                                         +                             1,800                   8,775
         Bush Industries Inc. "A"                                                             600                   6,975
         Ethan Allen Interiors Inc.                                                         2,300                  77,050
         Fedders Corp.                                                                      1,700                   7,863
         Furniture Brands International Inc.                  +                             3,000                  63,188
         Harman International Industries Inc.                                               1,800                  65,700
         Kimball International Inc. "B"                                                     1,800                  26,100
         La-Z-Boy Inc.                                                                      3,700                  58,275
         Libbey Inc.                                                                          900                  27,338
         Oneida Ltd.                                                                          900                  16,706
         Parkervision Inc.                                    +                               500                  18,313
         Salton Inc.                                          +                               600                  12,413
         Standex International Corp.                                                          600                  12,375
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  401,071
         -----------------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--1.06%
         -----------------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                                       3,900                  36,806
         Blyth Inc.                                                                         2,000                  48,250
         Central Garden & Pet Co.                             +                             1,000                   6,875
         Church & Dwight Co. Inc.                                                           2,300                  51,175
         CSS Industries Inc.                                  +                               400                   8,500
         Dial Corp.                                                                         5,100                  56,100
         Fossil Inc.                                          +                               900                  13,036
         Harland (John H.) Co.                                                              1,700                  24,013
         National Presto Industries Inc.                                                      300                   9,206
         New England Business Service Inc.                                                    700                  12,775
         Pennzoil-Quaker State Co.                                                          4,800                  61,800
         Playtex Products Inc.                                +                             1,800                  17,325
         Revlon Inc. "A"                                      +                               900                   4,464
         Russ Berrie & Co. Inc.                                                               600                  12,675
         Scotts Co. (The) "A"                                 +                             1,000                  36,938
         Standard Register Co.                                                                800                  11,400
         Toro Co.                                                                             700                  25,681
         Tupperware Corp.                                                                   3,400                  69,488
         Wallace Computer Services Inc.                                                     2,200                  37,400


         Yankee Candle Co. Inc. (The)                         +                               900                   9,956
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  553,863
         -----------------------------------------------------------------------------------------------------------------

         INSURANCE--3.16%
         -----------------------------------------------------------------------------------------------------------------
         Advance Paradigm Inc.                                +                             1,600                  72,800
         Alfa Corp.                                                                         2,200                  40,425
         American National Insurance Co.                                                      600                  43,800
         Argonaut Group Inc.                                                                1,100                  23,100
         Baldwin & Lyons Inc. "B"                                                             600                  13,950
         Berkley (W.R.) Corp.                                                               1,000                  47,188
         Brown & Brown Inc.                                                                 1,300                  45,500
         CNA Surety Corp.                                                                   1,000                  14,250
         Commerce Group Inc.                                                                1,500                  40,770
         Crawford & Co. "B"                                                                 2,100                  24,413
         Delphi Financial Group Inc. "A"                      +                               900                  34,650
         E.W. Blanch Holdings Inc.                                                            800                  13,950
         Enhance Financial Services Group Inc.                                              1,700                  26,244
         FBL Financial Group Inc. "A"                                                         600                  10,463
         Fidelity National Financial Inc.                                                   3,200                 118,200
         First American Corp.                                                               3,300                 108,488
         Gallagher (Arthur J.) & Co.                                                        2,200                 139,975
         Great American Financial Resources Inc.                                              300                   5,738
         Harleysville Group Inc.                                                              800                  23,400
         HCC Insurance Holdings Inc.                                                        2,400                  64,650
         Hilb Rogal & Hamilton Co.                                                            800                  31,900
         Horace Mann Educators Corp.                                                        2,400                  51,300
         Kansas City Life Insurance Co.                                                       400                  14,150
         LandAmerica Financial Group Inc.                                                     600                  24,263
         Leucadia National Corp.                                                            2,200                  77,963
         Liberty Financial Companies Inc.                                                     800                  35,650
         Markel Corp.                                         +                               300                  54,300
         Medical Assurance Inc.                               +                             1,200                  20,025
         Mercury General Corp.                                                              1,600                  70,200
         Midland Co.                                                                          200                   5,550
         National Western Life Insurance Company "A"          +                               100                  10,306
         Ohio Casualty Corp.                                                                3,700                  37,000
         Philadelphia Consolidated Holding Co.                +                               400                  12,350
         PICO Holdings Inc.                                   +                               900                  11,194
         PMA Capital Corp. "A"                                                              1,000                  17,250
         Presidential Life Corp.                                                            1,100                  16,431
         RLI Corp.                                                                            500                  22,344
         SCPIE Holdings Inc.                                                                  600                  14,175
         Selective Insurance Group Inc.                                                     1,500                  36,375
         StanCorp Financial Group Inc.                                                      1,900                  90,725
         State Auto Financial Corp.                                                           700                  12,513
         Stewart Information Services Corp.                   +                               700                  15,531
         Triad Guaranty Inc.                                  +                               800                  26,500
         UICI                                                 +                             2,400                  14,250
         Zenith National Insurance Corp.                                                      600                  17,625
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,651,824
         -----------------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.34%
         -----------------------------------------------------------------------------------------------------------------
         AK Steel Holding Corp.                                                             5,300                  46,375
         Carpenter Technology Corp.                                                         1,100                  38,500
         Cleveland-Cliffs Inc.                                                                700                  15,094
         Gibraltar Steel Corp.                                                                600                  10,538
         Reliance Steel & Aluminum Co.                                                      1,100                  27,225
         Ryerson Tull Inc.                                                                  1,700                  14,025
         Steel Dynamics Inc.                                  +                             2,500                  27,500
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  179,257
         -----------------------------------------------------------------------------------------------------------------


         LEISURE TIME--0.51%
         -----------------------------------------------------------------------------------------------------------------
         American Classic Voyages Co.                         +                               700                   9,800
         Bally Total Fitness Holding Corp.                    +                             1,500                  50,813
         Callaway Golf Co.                                                                  4,500                  83,813
         Direct Focus Inc.                                    +                               800                  26,850
         Hotel Reservations Network Inc. "A"                  +                               400                  11,350
         Polaris Industries Partners LP "A"                                                 1,400                  55,650
         WMS Industries Inc.                                  +                             1,400                  28,175
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  266,451
         -----------------------------------------------------------------------------------------------------------------

         LODGING--0.49%
         -----------------------------------------------------------------------------------------------------------------
         Aztar Corp.                                          +                             2,100                  27,169
         Boca Resorts Inc. "A"                                +                             1,600                  23,000
         Boyd Gaming Corp.                                    +                             2,500                   8,594
         Choice Hotels International Inc.                     +                             3,100                  42,431
         Crestline Capital Corp.                              +                               800                  20,600
         Extended Stay America Inc.                           +                             4,300                  55,255
         Marcus Corp.                                                                       1,300                  18,038
         Prime Hospitality Corp.                              +                             2,700                  31,388
         Station Casinos Inc.                                 +                             2,100                  31,369
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  257,844
         -----------------------------------------------------------------------------------------------------------------

         MACHINERY--2.57%
         -----------------------------------------------------------------------------------------------------------------
         AGCO Corp.                                                                         3,600                  43,650
         Albany International Corp. "A"                       +                             1,200                  16,125
         Applied Industrial Technologies Inc.                                               1,200                  24,675
         Applied Science & Technology Inc.                    +                               700                   8,400
         Astec Industries Inc.                                +                             1,000                  13,188
         Asyst Technologies Inc.                              +                             2,000                  26,875
         Briggs & Stratton Corp.                                                            1,300                  57,688
         Brooks Automation Inc.                               +                             1,100                  30,869
         Columbus McKinnon Corp.                                                              800                   7,100
         Cummins Engine Company Inc.                                                        2,500                  94,844
         Donaldson Co. Inc.                                                                 2,300                  63,969
         Electroglas Inc.                                     +                             1,300                  19,906
         Esterline Technologies Corp.                         +                             1,000                  26,250
         Flowserve Corp.                                      +                             2,200                  47,025
         Gardner Denver Inc.                                  +                               800                  17,040
         Gasonics International Corp.                         +                               900                  16,538
         Gerber Scientific Inc.                                                             1,300                  11,131
         Graco Inc.                                                                         1,200                  49,650
         Idex Corp.                                                                         1,800                  59,625
         Imation Corp.                                        +                             2,100                  32,550
         Insituform Technologies Inc. "A"                     +                             1,100                  43,863
         JLG Industries Inc.                                                                2,400                  25,500
         Kaman Corp. "A"                                                                    1,300                  21,938
         Knight Transportation Inc.                           +                               400                   7,700
         Kulicke & Soffa Industries Inc.                      +                             2,900                  32,625
         Lincoln Electric Holding Inc.                                                      2,100                  41,213
         Lindsay Manufacturing Co.                                                            700                  15,838
         Magnetek Inc.                                        +                             1,100                  14,300
         Manitowoc Co. Inc.                                                                 1,500                  43,500
         NACCO Industries Inc.                                                                400                  17,475
         Nordson Corp.                                                                      1,600                  40,800
         Paxar Corp.                                          +                             2,300                  23,431
         Presstek Inc.                                        +                             1,700                  17,850
         Robbins & Myers Inc.                                                                 500                  12,063
         Satcon Technology Corp.                              +                               500                   4,938
         Sauer Inc.                                                                         1,200                  11,250
         Semitool Inc.                                        +                               900                   8,719
         SpeedFam-IPEC Inc.                                   +                             1,700                  10,306


         Stewart & Stevenson Services Inc.                                                  1,700                  38,595
         Tecumseh Products Co. "A"                                                          1,000                  41,938
         Tennant Co.                                                                          500                  24,000
         Terex Corp.                                          +                             1,600                  25,900
         Thermo Fibertek Inc.                                 +                               600                   2,063
         Thomas Industries Inc.                                                               900                  20,925
         Ultratech Stepper Inc.                               +                             1,300                  33,638
         Unova Inc.                                           +                             3,000                  10,875
         Woodward Governor Co.                                                                500                  22,375
         Zebra Technologies Corp. "A"                         +                             1,500                  61,195
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,341,911
         -----------------------------------------------------------------------------------------------------------------

         MANUFACTURERS--1.53%
         -----------------------------------------------------------------------------------------------------------------
         Actuant Corp. "A"                                                                  2,600                   7,800
         Carlisle Companies Inc.                                                            1,800                  77,288
         Cuno Inc.                                            +                             1,000                  26,813
         Federal Signal Corp.                                                               2,600                  51,025
         Harsco Corp.                                                                       2,400                  59,250
         Lancaster Colony Corp.                                                             1,800                  50,513
         National Service Industries Inc.                                                   2,500                  64,219
         NCH Corp.                                                                            200                   7,600
         Newport News Shipbuilding Inc.                                                     1,900                  98,800
         Pittston Brink's Group                                                             3,100                  61,613
         Polaroid Corp.                                                                     2,900                  16,856
         Polymer Group Inc.                                                                 1,400                   7,525
         Scott Technologies Inc.                              +                               700                  15,663
         Sturm Ruger & Co. Inc.                                                             1,200                  11,325
         Teleflex Inc.                                                                      2,300                 101,631
         Tredegar Corporation                                                               1,500                  26,156
         Trinity Industries Inc.                                                            2,200                  55,000
         U.S. Industries Inc.                                                               4,700                  37,600
         Wabtec Corporation                                                                 1,700                  19,975
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  796,652
         -----------------------------------------------------------------------------------------------------------------

         MANUFACTURING--0.05%
         -----------------------------------------------------------------------------------------------------------------
         ESCO Technologies Inc.                               +                               700                  14,481
         Hexcel Corp.                                         +                             1,100                   9,831
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   24,312
         -----------------------------------------------------------------------------------------------------------------

         MEDIA--1.91%
         -----------------------------------------------------------------------------------------------------------------
         Acme Communications Inc.                             +                               700                   6,388
         Banta Corp.                                                                        1,400                  35,588
         Beasley Broadcast Group Inc. "A"                     +                               700                   5,819
         Citadel Communications Corp.                         +                             2,300                  27,600
         Crown Media Holdings Inc.                            +                               700                  14,219
         Cumulus Media Inc."A"                                +                             2,500                   9,063
         Hollinger International Inc.                                                       2,300                  36,513
         Hollywood Media Corp.                                +                             1,200                   4,650
         Houghton Mifflin Co.                                                               1,600                  74,200
         Information Holdings Inc.                            +                               600                  14,063
         Insight Communications Co. Inc.                      +                             2,400                  56,400
         Journal Register Co.                                 +                             2,600                  41,763
         Lee Enterprises Inc.                                                               2,500                  74,531
         Liberty Corp.                                                                        900                  36,619
         LodgeNet Entertainment Corp.                         +                               800                  14,100
         McClatchy Co. (The) "A"                                                            1,100                  46,819
         Media General Inc. "A"                                                             1,200                  43,680
         Mediacom Communications Corp.                        +                             1,200                  20,625
         Meredith Corp.                                                                     2,200                  70,813
         NBC Internet Inc. "A"                                +                             2,600                   9,100
         On Command Corp.                                     +                               800                   7,000


         Paxson Communications Corp.                          +                             2,100                  25,069
         Playboy Enterprises Inc. "B"                         +                             1,300                  12,919
         Private Media Group Inc.                             +                               700                   5,403
         Pulitzer Inc.                                                                        500                  23,425
         Regent Communications Inc.                           +                             1,200                   7,125
         Saga Communications Inc.                             +                               400                   5,950
         Salem Communications Corp. "A"                       +                             1,400                  20,913
         Scholastic Corp.                                     +                               800                  70,900
         Sinclair Broadcast Group "A"                         +                             2,800                  28,088
         Spanish Broadcasting System Inc. "A"                 +                             2,000                  10,000
         TiVo Inc.                                            +                             1,100                   5,913
         United Television Inc.                                                               200                  23,200
         Value Line Inc.                                                                      100                   3,456
         Wiley (John) & Sons Inc. "A"                                                       2,600                  55,900
         Wink Communications Inc.                             +                             1,500                   9,000
         XM Satellite Radio Holdings Inc. "A"                 +                               800                  12,850
         Young Broadcasting Corp. "A"                         +                               800                  26,788
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  996,452
         -----------------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.54%
         -----------------------------------------------------------------------------------------------------------------
         Kaydon Corp.                                                                       1,800                  44,775
         Lawson Products Inc.                                                                 300                   8,156
         Penn Engineering & Manufacturing Corp.                                               300                  10,575
         Precision Castparts Corp.                                                          2,900                 121,981
         Timken Co.                                                                         3,100                  46,888
         Valmont Industries Inc.                                                              900                  16,538
         Worthington Industries Inc.                                                        4,400                  35,475
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  284,388
         -----------------------------------------------------------------------------------------------------------------

         METALS-DIVERSIFIED--0.78%
         -----------------------------------------------------------------------------------------------------------------
         AptarGroup Inc.                                                                    2,100                  61,688
         Commercial Metals Co.                                                                900                  20,025
         Griffon Corporation                                  +                             1,600                  12,600
         Gulf Island Fabrication Inc.                         +                               400                   7,275
         Matthews International Corp. "A"                                                     800                  25,250
         Maverick Tube Corp.                                  +                             1,100                  24,888
         Mobile Mini Inc.                                     +                               500                  11,500
         Mueller Industries Inc.                              +                             2,000                  53,625
         Nortek Inc.                                          +                               600                  14,213
         NS Group Inc.                                        +                             1,200                  11,340
         Quanex Corp.                                                                         900                  18,113
         RTI International Metals Inc.                        +                             1,100                  15,744
         Shaw Group Inc.                                      +                             2,100                 105,000
         Southern Peru Copper Corp.                                                         1,600                  20,600
         Wolverine Tube Inc.                                  +                               600                   7,194
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  409,055
         -----------------------------------------------------------------------------------------------------------------

         MINING--0.47%
         -----------------------------------------------------------------------------------------------------------------
         AMCOL International Corp.                                                          1,800                   8,550
         Arch Coal Inc.                                                                     1,300                  18,363
         Brush Engineered Materials                                                         1,000                  20,188
         Century Aluminum Co.                                                                 900                  10,238
         Freeport-McMoRan Copper & Gold Inc.                  +                             7,700                  65,931
         Kaiser Aluminum Corp.                                +                             2,200                   8,113
         Stillwater Mining Co.                                +                             2,300                  90,505
         USEC Inc.                                                                          5,400                  23,288
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  245,176
         -----------------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.23%
         -----------------------------------------------------------------------------------------------------------------
         CompX International Inc.                                                             300                   2,681
         HON Industries Inc.                                                                3,200                  81,600


         Insight Enterprises Inc.                             +                             1,900                  34,081
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  118,362
         -----------------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--4.73%
         -----------------------------------------------------------------------------------------------------------------
         Atmos Energy Corp.                                                                 1,900                  46,313
         Atwood Oceanics Inc.                                 +                               500                  21,905
         Barrett Resources Corp.                              +                             1,800                 102,263
         Basin Exploration Inc.                               +                               800                  20,400
         Belco Oil & Gas Corp.                                +                             1,200                  14,925
         Berry Petroleum Co. "A"                                                            1,000                  13,375
         Cabot Oil & Gas Corp. "A"                                                          1,600                  49,900
         Cal Dive International Inc.                          +                             1,500                  39,938
         Callon Petroleum Corp.                               +                               400                   6,675
         Cascade Natural Gas Corp.                                                            600                  11,288
         Chesapeake Energy Corp.                              +                             7,100                  71,888
         Clayton Williams Energy Inc.                         +                               300                   8,100
         Cross Timbers Oil Co.                                                              4,200                 116,550
         Denbury Resources Inc.                               +                             1,000                  11,000
         EEX Corp.                                            +                             2,000                   9,750
         Energen Corp.                                                                      1,600                  51,500
         Evergreen Resources Inc.                             +                               900                  34,763
         Forest Oil Corp.                                     +                             1,700                  62,688
         Frontier Oil Corp.                                   +                             1,800                  12,375
         Grey Wolf Inc.                                       +                            10,600                  62,275
         Houston Exploration Co.                              +                               500                  19,063
         HS Resources Inc.                                    +                             1,000                  42,375
         Key Energy Services Inc.                             +                             6,000                  62,625
         Key Productions Co. Inc.                             +                               600                  20,138
         Laclede Gas Co.                                                                    1,100                  25,713
         Louis Dreyfus Natural Gas Corp.                      +                             1,300                  59,556
         McMoRan Exploration Co.                              +                             1,100                  14,575
         Meridian Resource Corp. (The)                        +                             1,100                   9,488
         Midcoast Energy Resources Inc.                                                       600                  13,088
         Mitchell Energy & Development Corp. "A"                                            1,200                  73,500
         New Jersey Resources Corp.                                                         1,000                  43,250
         Northwest Natural Gas Co.                                                          1,400                  37,100
         Nuevo Energy Co.                                     +                               900                  15,581
         NUI Corp.                                                                            800                  25,750
         Oceaneering International Inc.                       +                             1,200                  23,325
         Parker Drilling Co.                                  +                             4,700                  23,794
         Patina Oil & Gas Corp.                                                               800                  19,200
         Patterson Energy Inc.                                +                             2,200                  81,950
         Penn Virginia Corp.                                                                  400                  13,275
         Pennaco Energy Inc.                                  +                               900                  17,663
         Piedmont Natural Gas Co.                                                           1,800                  68,738
         Pioneer Natural Resources Co.                        +                             6,000                 118,125
         Plains Resource Inc.                                 +                             1,000                  21,125
         Pogo Producing Co.                                                                 2,400                  74,700
         Prima Energy Corp.                                   +                               500                  17,500
         Prize Energy Corp.                                   +                               300                   6,225
         RPC Inc.                                                                             700                  10,150
         Seacor Smit Inc.                                     +                             1,000                  52,625
         Seitel Inc.                                          +                             1,100                  20,281
         Semco Energy Inc.                                                                  1,100                  17,119
         South Jersey Industries                                                              600                  17,850
         Southern Union Co.                                   +                             1,900                  50,350
         Southwest Gas Corp.                                                                1,900                  41,563
         Spinnaker Exploration Co.                            +                               600                  25,500
         St. Mary Land & Exploration Co.                                                    1,600                  53,300
         Stone Energy Corp.                                   +                             1,000                  64,550
         Superior Energy Services Inc.                        +                             2,600                  29,900


         Swift Energy Co.                                     +                             1,200                  45,150
         Tesoro Petroleum Corp.                               +                             2,000                  23,250
         Tom Brown Inc.                                       +                             1,700                  55,888
         UGI Corp.                                                                          1,600                  40,500
         Unit Corp.                                           +                             1,800                  34,088
         UTI Energy Corp.                                     +                             1,700                  55,888
         Vintage Petroleum Inc.                                                             2,900                  62,350
         WD-40 Company                                                                        800                  15,550
         Western Gas Resources Inc.                                                         1,200                  40,425
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,471,570
         -----------------------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--0.60%
         -----------------------------------------------------------------------------------------------------------------
         CARBO Ceramics Inc.                                                                  300                  11,231
         Comstock Resources Inc.                              +                             1,300                  19,175
         Dril-Quip Inc.                                       +                               600                  20,513
         Friede Goldman Halter Inc.                           +                             2,300                   8,194
         Input/Output Inc.                                    +                             2,400                  24,450
         Lone Star Technologies Inc.                          +                             1,400                  53,900
         Newpark Resources Inc.                               +                             4,100                  39,206
         Pure Resources Inc.                                  +                             3,000                  60,750
         Universal Compression Holdings Inc.                  +                               500                  18,844
         Veritas DGC Inc.                                     +                             1,700                  54,910
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  311,173
         -----------------------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.64%
         -----------------------------------------------------------------------------------------------------------------
         Ball Corp.                                                                         1,800                  82,913
         Greif Brothers Corp. "A"                                                             800                  22,800
         Ivex Packaging Corp.                                 +                             1,300                  14,219
         Longview Fibre Co.                                                                 3,100                  41,850
         Packaging Corporation of America                     +                             2,800                  45,150
         Pactiv Corp.                                         +                            10,100                 124,988
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  331,920
         -----------------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--4.63%
         -----------------------------------------------------------------------------------------------------------------
         Alexion Pharmaceuticals Inc.                         +                               900                  58,444
         Alliance Pharmaceutical Corp.                        +                             2,900                  25,013
         Allos Therapeutics Inc.                              +                               500                   4,031
         Alpharma Inc. "A"                                                                  1,500                  65,813
         Amerisource Health Corp. "A"                         +                             3,100                 156,550
         Amylin Pharmaceuticals Inc.                          +                             3,400                  26,775
         Antigenics Inc.                                      +                               300                   3,319
         Aphton Corp.                                         +                               800                  14,400
         Aviron                                               +                             1,100                  73,494
         Barr Laboratories Inc.                               +                             1,200                  87,525
         Bergen Brunswig Corp. "A"                                                          8,100                 128,223
         Bindley Western Industries Inc.                                                    1,500                  62,344
         Biocryst Pharmaceuticals Inc.                        +                               900                   5,963
         Biopure Corp.                                        +                               800                  16,000
         Bone Care International Inc.                         +                               400                   6,925
         Cell Genesys Inc.                                    +                             2,000                  45,625
         Cell Pathways Inc.                                   +                             1,400                   6,650
         Cell Therapeutics Inc.                               +                             1,700                  76,606
         Columbia Laboratories Inc.                           +                             1,600                   6,900
         Connetics Corp.                                      +                             2,000                   9,125
         Corixa Corp.                                         +                             1,300                  36,238
         Digene Corp.                                         +                               700                  31,281
         DUSA Pharmaceuticals Inc.                            +                               800                  13,450
         Genta Inc.                                           +                             1,200                   9,600
         Genzyme Transgenics Corp.                            +                             1,200                  17,175
         Geron Corp.                                          +                             1,300                  20,069
         Guilford Pharmaceuticals Inc.                        +                             1,400                  25,200


         Henry Schein Inc.                                    +                             1,400                  48,475
         Herbalife International Inc. "A"                                                     900                   6,863
         Hyseq Inc.                                           +                               600                   8,625
         Ilex Oncology Inc.                                   +                             1,500                  39,469
         Immune Response Corp.                                +                             1,700                   4,463
         Immunogen Inc.                                       +                             2,300                  49,306
         Inhale Therapeutic Systems Inc.                      +                             2,100                 106,050
         Intrabiotics Pharmaceuticals Inc.                    +                               500                   4,813
         Kos Pharmaceuticals Inc.                             +                               600                  10,575
         KV Pharmaceuticals Co. "B"                           +                             1,100                  26,675
         Ligand Pharmaceuticals Inc. "B"                      +                             3,200                  44,800
         Lynx Therapeutics Inc.                               +                               600                   5,400
         Martek Biosciences Corp.                             +                             1,100                  13,475
         Matrix Pharmaceutical Inc.                           +                             1,600                  27,400
         Medicis Pharmaceutical Corp. "A"                     +                             1,800                 106,425
         MGI Pharma Inc.                                      +                             1,000                  16,500
         Miravant Medical Technologies                        +                               900                   8,353
         NABI Inc.                                            +                             2,300                  10,638
         NBTY Inc.                                            +                             3,500                  16,625
         NEO RX Corporation                                   +                             1,400                   7,350
         Neose Technologies Inc.                              +                               700                  23,100
         Neurocrine Biosciences Inc.                          +                             1,200                  39,750
         Noven Pharmaceuticals Inc.                           +                             1,200                  44,850
         NPS Pharmaceuticals Inc.                             +                             1,400                  67,200
         Nu Skin Enterprises Inc. "A"                         +                             2,900                  15,406
         Omnicare Inc.                                                                      5,500                 118,938
         OSI Pharmaceuticals Inc.                             +                             1,700                 136,213
         Parexel International Corp.                          +                             1,500                  16,219
         Perrigo Co.                                          +                             3,700                  30,641
         Pharmacyclics Inc.                                   +                             1,000                  34,250
         Praecis Pharmaceuticals Inc.                         +                               500                  14,625
         Priority Healthcare Corp. "B"                        +                             1,400                  57,138
         Sangstat Medical Corp.                               +                             1,000                  11,875
         Sciclone Pharmaceuticals Inc.                        +                             2,100                   8,400
         SICOR Inc.                                           +                             2,600                  37,538
         Supergen Inc.                                        +                             1,600                  22,200
         Texas Biotech Corp.                                  +                             2,400                  20,616
         Titan Pharmaceuticals Inc.                           +                             1,400                  49,518
         Triangle Pharmaceuticals Inc.                        +                             2,300                  11,356
         Tularik Inc.                                         +                               700                  20,606
         United Therapeutics Inc.                             +                               900                  13,275
         VaxGen Inc.                                          +                               500                   9,750
         Vical Inc.                                           +                             1,200                  22,200
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,420,682
         -----------------------------------------------------------------------------------------------------------------

         REAL ESTATE--4.17%
         -----------------------------------------------------------------------------------------------------------------
         AMLI Residential Properties Trust                                                    900                  22,219
         Bedford Property Investors Inc.                                                    1,000                  20,250
         Boykin Lodging Co.                                                                 1,300                  11,050
         Brandywine Realty Trust                                                            2,000                  41,375
         BRE Properties Inc. "A"                                                            2,600                  82,388
         Burnham Pacific Properties Inc.                                                    2,800                  12,950
         Cabot Industrial Trust                                                             2,300                  44,131
         Catellus Development Corp.                           +                             6,300                 110,250
         CB Richard Ellis Services Inc.                       +                             1,200                  17,550
         CBL & Associates Properties Inc.                                                   1,500                  37,969
         Centerpoint Properties Corp.                                                       1,200                  56,700
         Chateau Communities Inc.                                                           1,200                  36,525
         Chelsea GCA Realty Inc.                              +                               900                  33,188
         Colonial Properties Trust                                                          1,200                  31,275
         Commercial Net Lease Realty Inc.                                                   1,900                  19,356


         Cornerstone Realty Income Trust                                                    2,300                  24,294
         Cousins Properties Inc.                                                            2,300                  64,256
         Developers Diversified Realty Corp.                                                3,300                  43,931
         Eastgroup Properties Inc.                                                            900                  20,138
         Entertainment Properties Trust                                                     1,000                  11,000
         Equity Inns Inc.                                                                   2,600                  16,088
         First Industrial Realty Trust                                                      2,300                  78,200
         Forest City Enterprises Inc. "A"                                                     900                  35,280
         Gables Residential Trust                                                           1,400                  39,200
         Glenborough Realty Trust Inc.                                                      1,800                  31,275
         Glimcher Realty Trust                                                              1,600                  20,000
         Healthcare Realty Trust                                                            2,400                  51,000
         Home Properties of NY Inc.                                                         1,300                  36,319
         Innkeepers USA Trust                                                               2,100                  23,231
         Insignia Financial Group Inc.                        +                             1,100                  13,063
         IRT Property Co.                                                                   2,000                  16,250
         JDN Realty Corp.                                                                   2,200                  23,238
         Jones Lang LaSalle Inc.                              +                             1,900                  26,363
         JP Realty Inc.                                                                       800                  12,600
         Kilroy Realty Corp.                                                                1,500                  42,844
         LaSalle Hotel Properties                                                             700                  10,631
         Lexington Corp. Properties Trust                                                   1,100                  12,994
         LNR Property Corp.                                                                 1,400                  30,800
         Macerich Co. (The)                                                                 1,900                  36,456
         Manufactured Home Communities Inc.                                                 1,100                  31,900
         Meristar Hospitality Corp.                                                         2,100                  41,344
         Mills Corp.                                                                        1,000                  16,563
         National Golf Properties Inc.                                                        800                  16,450
         National Health Investors Inc.                                                     1,900                  14,013
         Nationwide Health Properties Inc.                                                  2,800                  36,050
         Pacific Gulf Properties Inc.                                                       1,100                   6,738
         Pan Pacific Retail Properties Inc.                                                 1,100                  24,544
         Pennsylvania Real Estate Investment Trust                                            700                  13,388
         Prentiss Properties Trust                                                          2,100                  56,569
         Prime Group Realty Trust                                                             800                  11,500
         PS Business Parks Inc.                                                             1,300                  36,140
         Realty Income Corp.                                                                1,500                  37,313
         Reckson Associates Realty Corp.                                                    3,300                  82,706
         Regency Realty Corp.                                                               1,800                  42,638
         RFS Hotel Investors Inc.                                                           1,500                  19,594
         Saul Centers Inc.                                                                    700                  13,038
         Security Capital Group "B"                           +                             2,000                  40,125
         Shurgard Storage Centers Inc. "A"                                                  1,700                  41,544
         Sl Green Realty Corp.                                                              1,300                  36,400
         Smith (Charles E) Residential Realty Inc.                                          1,200                  56,400
         Sovran Self Storage Inc.                                                             800                  15,900
         Storage USA Inc.                                                                   1,600                  50,800
         Summit Properties Inc.                                                             1,400                  36,400
         Sun Communities Inc.                                                               1,000                  33,500
         Tanger Factory Outlet Centers Inc.                                                   400                   9,125
         Taubman Centers Inc.                                                               2,100                  22,969
         Town & Country Trust                                                               1,000                  19,313
         Trammell Crow Co.                                    +                             1,500                  20,250
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,179,841
         -----------------------------------------------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--2.36%
         -----------------------------------------------------------------------------------------------------------------
         Alexander's Inc.                                     +                               200                  13,538
         Alexandria Real Estate Equities Inc.                                                 800                  29,750
         American Industrial Properties                                                     1,200                  14,700
         Arden Realty Inc.                                                                  3,500                  87,938
         Camden Property Trust                                                              2,300                  77,050


         Capital Automotive REIT                                                              900                  12,431
         Capstead Mortgage Corp.                                                            1,200                  13,050
         Essex Property Trust Inc.                                                          1,000                  54,750
         Federal Realty Investment Trust                                                    2,300                  43,700
         FelCor Lodging Trust Inc.                                                          2,800                  67,025
         First Washington Realty Trust                                                        500                  12,906
         Franchise Finance Corporation of America                                           3,400                  79,263
         Great Lakes REIT Inc.                                                              1,000                  17,375
         Health Care Property Investors Inc.                                                2,800                  83,650
         Health Care REIT Inc.                                                              1,700                  27,625
         Highwoods Properties Inc.                                                          3,500                  87,063
         Hospitality Properties Trust                                                       3,000                  67,875
         HRPT Properties Trust                                                              8,700                  65,794
         Koger Equity Inc.                                                                  1,600                  24,900
         Mid-America Apartment Communities Inc.                                             1,100                  24,819
         New Plan Excel Realty Trust                                                        5,400                  70,875
         Parkway Properties Inc.                                                              600                  17,813
         Senior Housing Properties Trust                                                    1,000                   9,313
         United Dominion Realty Trust                                                       6,300                  68,119
         Ventas Inc.                                                                        3,800                  21,375
         Washington Real Estate Investment Trust                                            2,000                  47,250
         Weingarten Realty Investors                                                        1,500                  65,625
         Westfield America Inc.                                                             1,800                  25,988
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,231,560
         -----------------------------------------------------------------------------------------------------------------

         RETAIL--4.30%
         -----------------------------------------------------------------------------------------------------------------
         1-800-FLOWERS.com Inc.                               +                             1,100                   4,538
         Abercrombie & Fitch Co. "A"                          +                             5,600                 112,000
         American Eagle Outfitters Inc.                       +                             1,300                  54,925
         AnnTaylor Stores Corp.                               +                             1,600                  39,900
         Barnes & Noble Inc.                                  +                             3,000                  79,500
         Bebe Stores Inc.                                     +                               200                   4,275
         Bob Evans Farms Inc.                                                               2,100                  44,756
         Borders Group Inc.                                   +                             4,800                  56,100
         Brown Shoe Company Inc.                                                            1,200                  15,600
         Buckle Inc. (The)                                    +                               500                   8,781
         Burlington Coat Factory Warehouse Corp.                                            1,000                  18,938
         Casey's General Store Inc.                                                         2,600                  38,838
         Cash American Investments Inc.                                                     1,900                   8,313
         Cato Corp. "A"                                                                       800                  11,000
         CBRL Group Inc.                                                                    3,300                  60,019
         Charming Shoppes Inc.                                +                             5,600                  33,600
         Chico's FAS Inc.                                     +                               800                  16,700
         Children's Place Retail Stores Inc.                  +                             1,000                  20,250
         Claire's Stores Inc.                                                               2,400                  43,050
         Coldwater Creek Inc.                                 +                               200                   6,213
         Copart Inc.                                          +                             2,200                  47,300
         Cost Plus Inc.                                       +                             1,300                  38,188
         CSK Auto Corp.                                       +                             1,500                   5,813
         Dillards Inc. "A"                                                                  5,400                  63,788
         Dress Barn Inc.                                      +                               900                  26,100
         Duane Reade Inc.                                     +                             1,100                  33,619
         Electronics Boutique Holdings Corp.                  +                               400                   7,000
         Factory 2-U Stores Inc.                              +                               800                  26,500
         Footstar Inc.                                        +                             1,100                  54,450
         Fred's Inc.                                                                          500                  10,531
         Genesco Inc.                                         +                             1,300                  31,769
         Guitar Center Inc.                                   +                             1,300                  14,788
         Haverty Furniture Companies Inc.                                                   1,000                   9,875
         Hot Topic Inc.                                       +                             1,000                  16,438
         Intertan Inc.                                        +                             1,700                  19,763


         Kenneth Cole Productions "A"                         +                               400                  16,100
         Krispy Kreme Doughnuts Inc.                          +                               200                  16,600
         Lands' End Inc.                                      +                               800                  20,096
         Linens 'N Things Inc.                                +                             2,400                  66,300
         Lone Star Steakhouse & Saloon Inc.                                                 1,600                  15,400
         Longs Drug Stores Corp.                                                            1,800                  43,425
         Luby's Inc.                                                                        1,800                  10,800
         Men's Wearhouse Inc. (The)                           +                             1,900                  51,775
         Michaels Stores Inc.                                 +                             2,000                  53,000
         MP3.com Inc.                                         +                             1,600                   5,750
         Musicland Stores Corp.                               +                             1,600                  19,800
         Neiman-Marcus Group Inc. "A"                         +                             2,200                  78,238
         99 Cents Only Stores                                 +                               700                  19,163
         NPC International Inc.                               +                               600                   6,488
         O'Reilly Automotive Inc.                             +                             2,200                  58,850
         Pacific Sunwear of California Inc.                   +                             1,900                  48,688
         Payless Shoesource Inc.                              +                             1,300                  91,975
         PC Connection Inc.                                   +                               300                   3,113
         Pep Boys-Manny Moe & Jack Inc.                                                     3,300                  11,963
         Pier 1 Imports Inc.                                                                5,900                  60,844
         Pricesmart Inc.                                      +                               200                   6,575
         PurchasePro.com Inc.                                 +                             1,300                  22,750
         Ruby Tuesday Inc.                                                                  3,600                  54,900
         Ryan's Family Steak Houses Inc.                      +                             1,900                  17,931
         School Specialty Inc.                                +                             1,000                  20,063
         Shopko Stores Inc.                                   +                             2,000                  10,000
         Smart & Final Inc.                                   +                               900                   7,650
         Sonic Automotive Inc.                                +                             1,400                   9,625
         Spiegel Inc. "A"                                                                   1,200                   5,175
         Stein Mart Inc.                                      +                             1,600                  18,600
         Sunglass Hut International Inc.                      +                             2,400                  12,300
         Too Inc.                                             +                             1,800                  22,500
         Trans World Entertainment Corp.                      +                             1,800                  16,088
         Tuesday Morning Corp.                                +                               900                   4,781
         Tweeter Home Entertainment Group Inc.                +                             1,000                  12,188
         Ultimate Electronics Inc.                            +                               500                  10,969
         United Auto Group Inc.                               +                               500                   3,344
         Value City Department Stores Inc.                    +                             1,200                   6,300
         Venator Group Inc.                                   +                             8,200                 127,100
         Whitehall Jewellers Inc.                             +                               900                   6,356
         Wilsons The Leather Experts Inc.                     +                               600                   8,400
         Zale Corp.                                           +                             2,100                  61,031
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                2,246,212
         -----------------------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--1.07%
         -----------------------------------------------------------------------------------------------------------------
         Alliance Semiconductor Corp.                         +                             1,500                  16,969
         ANADIGICS Inc.                                       +                             1,800                  29,475
         AXT Inc.                                             +                             1,100                  36,369
         C-Cube Microsystems Inc.                             +                             2,600                  32,013
         Cirrus Logic Inc.                                    +                             3,400                  63,750
         Cohu Inc.                                                                          1,200                  16,725
         Elantec Semiconductor Inc.                           +                             1,300                  36,075
         eMagin Corporation                                   +                             1,800                   3,816
         Emcore Corp.                                         +                             1,500                  70,500
         General Semiconductor Inc.                           +                             2,100                  13,125
         Integrated Circuit Systems Inc.                      +                               800                  13,250
         Integrated Silicon Solution Inc.                     +                             1,500                  21,563
         IXYS Corporation                                     +                               300                   4,388
         LTX Corp.                                            +                             2,800                  36,269
         MEMC Electronics Materials Inc.                      +                             2,100                  20,344
         Pericom Semiconductor Corp.                          +                             1,300                  24,050


         Pixelworks Inc.                                      +                               400                   8,950
         Varian Semiconductor Equipment Associates Inc.       +                             1,900                  45,125
         Veeco Instruments Inc.                               +                             1,500                  60,188
         White Electronic Designs Corp.                       +                               900                   5,822
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  558,766
         -----------------------------------------------------------------------------------------------------------------

         SOFTWARE--1.74%
         -----------------------------------------------------------------------------------------------------------------
         Allscripts Inc.                                      +                             1,300                  12,147
         Avant! Corp.                                         +                             2,300                  42,119
         Avid Technology Inc.                                 +                             1,400                  25,572
         Caldera Systems Inc.                                 +                               900                   1,744
         Caminus Corp.                                        +                               300                   6,975
         Centillium Communications Inc.                       +                               300                   6,675
         Computer Horizons Corp.                              +                             2,300                   5,606
         Concord Communications Inc.                          +                             1,100                   9,625
         Convera Corp.                                        +                               700                  12,425
         Corillian Corp.                                      +                               300                   3,600
         Digital Impact Inc.                                  +                             1,200                   2,813
         Digital Island Inc.                                  +                             4,300                  17,469
         DigitalThink Inc.                                    +                               400                   6,825
         Edwards (J.D.) & Co.                                 +                             3,300                  58,781
         Embarcadero Technologies Inc.                        +                               300                  13,500
         eMerge Interactive Inc. "A"                          +                               800                   2,900
         ePresence Inc.                                       +                             1,800                   7,819
         eSPEED Inc. "A"                                      +                               600                   9,413
         eXcelon Corp.                                        +                             1,700                   2,550
         Extensity Inc.                                       +                               900                   5,414
         FirePond Inc.                                        +                               600                   5,663
         Globix Corp.                                         +                             1,300                   3,575
         ibasis Inc.                                          +                               900                   3,713
         Identix Inc.                                         +                             1,700                  13,345
         Infogrames Inc.                                      +                             1,100                   6,119
         InteliData Technologies Corp.                        +                             2,400                   6,225
         Interact Commerce Corporation                        +                             1,000                   8,375
         Interactive Intelligence Inc.                        +                               300                   7,238
         Inter-Tel Inc.                                                                     1,300                   9,994
         JDA Software Group Inc.                              +                             1,300                  16,981
         Legato Systems Inc.                                  +                             5,200                  38,675
         LifeMinders Inc.                                     +                             1,100                   3,850
         Manugistics Group Inc.                               +                             2,800                 159,600
         Matrixone Inc.                                       +                               400                   7,275
         Mercator Software Inc.                               +                             1,700                   9,138
         National Data Corp.                                                                2,000                  73,250
         Net2Phone Inc.                                       +                               800                   5,900
         Netcentives Inc.                                     +                             1,700                   6,481
         netGuru Inc.                                         +                               600                   2,363
         NetSol International Inc.                            +                               600                   4,200
         New Era of Networks Inc.                             +                             1,600                   9,400
         Niku Corp.                                           +                               700                   5,119
         Numerical Technologies Inc.                          +                               400                   7,225
         Objective Systems Integrator Inc.                    +                             1,200                  21,150
         OTG Software Inc.                                    +                               400                   6,456
         Per-Se Technologies Inc.                             +                             2,100                   7,317
         Pinnacle Systems Inc.                                +                             2,800                  20,650
         RadiSys Corp.                                        +                               900                  23,288
         Register.com                                         +                               600                   4,200
         Remedy Corp.                                         +                             1,600                  26,500
         Saba Software Inc.                                   +                               300                   4,725
         Seachange International Inc.                         +                             1,000                  20,313
         SeeBeyond Technology Corp.                           +                               600                   6,150
         Selectica Inc.                                       +                               300                   7,256


         Sequoia Software Corp.                               +                               700                   1,334
         Structural Dynamics Research Corp.                   +                             2,200                  22,000
         TriZetto Group Inc. (The)                            +                             1,200                  20,025
         Ulticom Inc.                                         +                               300                  10,219
         Universal Access Inc.                                +                               800                   6,400
         ValueClick Inc.                                      +                               600                   2,963
         Versata Inc.                                         +                               400                   3,575
         VIA NET.WORKS Inc.                                   +                             1,200                   4,575
         Vicinity Corp.                                       +                             1,000                   2,969
         Viewpoint Corp.                                      +                             1,500                   8,156
         Websense Inc.                                        +                               300                   4,350
         ZixIt Corp.                                          +                             1,000                   8,750
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  910,997
         -----------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.17%
         -----------------------------------------------------------------------------------------------------------------
         Glenayre Technologies Inc.                           +                             4,100                  14,478
         NEON Communications Inc.                             +                               600                   3,900
         SBA Communications Corp.                             +                             1,600                  65,700
         Vyyo Inc.                                            +                               500                   3,063
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   87,141
         -----------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--2.66%
         -----------------------------------------------------------------------------------------------------------------
         ACTV Inc.                                            +                             2,100                   8,925
         Adaptive Broadband Corp.                             +                             2,400                  14,700
         Adelphia Business Solutions Inc.                     +                             2,100                   8,925
         AirGate PCS Inc.                                     +                               600                  21,300
         Airnet Communications Corp.                          +                               500                   3,375
         Alamosa PCS Holdings Inc.                            +                               800                   6,400
         Alaska Communications Systems Group                  +                               900                   6,525
         Allen Telecom Inc.                                   +                             1,700                  30,494
         Anaren Microwave Inc.                                +                             1,300                  87,344
         Anixter International Inc.                           +                             1,300                  28,113
         Arguss Communications Inc.                           +                               800                   7,300
         Audiovox Corp. "A"                                   +                             1,200                  10,800
         Avocent Corporation                                  +                             2,600                  70,200
         Aware Inc.                                           +                             1,000                  17,750
         Carrier Access Corp.                                 +                               700                   6,300
         C-COR.net Corp.                                      +                             1,700                  16,522
         Celeritek Inc.                                       +                               700                  26,688
         Centennial Cellular Corp. "A"                        +                               600                  11,250
         Choice One Communications Inc.                       +                               700                   6,519
         Com21 Inc.                                           +                             1,600                   7,500
         Commonwealth Telephone Enterprises Inc.              +                               700                  24,500
         Cosair Communications Inc.                           +                             1,200                   8,550
         CT Communications Inc.                                                             1,100                  15,469
         CTC Communications Group Inc.                        +                             1,200                   5,550
         Davox Corp.                                          +                               600                   5,850
         Electric Lightwave Inc. "A"                          +                             1,100                   3,644
         Fibernet Telecom Group Inc.                          +                             1,000                   5,500
         General Communication Inc. "A"                       +                             2,700                  18,900
         GoAmerica Inc.                                       +                               900                   4,838
         Golden Telecom Inc.                                  +                               700                   3,588
         Hickory Tech Corp.                                                                   800                  16,400
         IDT Corp.                                            +                             1,400                  28,525
         Illuminet Holdings Inc.                              +                             1,400                  32,113
         IMPSAT Fiber Networks Inc.                           +                               900                   3,938
         InterDigital Communications Corp.                    +                             3,200                  17,300
         International Fibercom Inc.                          +                             1,700                   8,394
         InterVoice-Brite Inc.                                +                             2,100                  15,225
         ITC DeltaCom Inc.                                    +                             3,400                  18,328
         Latitude Communications Inc.                         +                               900                   3,488


         LCC International Inc. "A"                           +                               700                   7,613
         Leap Wireless International Inc.                     +                             1,700                  42,500
         Lightbridge Inc.                                     +                             1,100                  14,438
         Lightpath Technologies Inc. "A"                      +                               900                  12,488
         MarketWatch.com Inc.                                 +                             1,000                   3,000
         MCK Communications Inc.                              +                               700                   5,906
         Metawave Communications Corp.                        +                               500                   4,563
         Metricom Inc.                                        +                             1,300                  13,081
         Motient Corp.                                        +                             2,300                   9,200
         Mpower Communications Corp.                          +                             3,300                  16,913
         MRV Communications Inc.                              +                             3,800                  50,825
         Natural Microsystems Corp.                           +                             2,200                  21,725
         NET2000 Communications Inc.                          +                             1,300                   2,234
         Netro Corp.                                          +                             2,100                  14,569
         North Pittsburgh Systems Inc.                                                      1,100                  12,100
         NTELOS Inc.                                                                          900                  15,863
         Nucentrix Broadband Networks Inc.                    +                               600                   6,750
         Optical Cable Corp.                                  +                               400                   3,625
         Osicom Technologies Inc.                             +                               600                   9,638
         Plantronics Inc.                                     +                             2,900                 136,300
         Price Communications Corp.                           +                             2,700                  45,394
         Primus Telecommunications Group Inc.                 +                             2,400                   5,550
         Proxim Inc.                                          +                             1,600                  68,800
         Rural Cellular Corp. "A"                             +                               600                  17,775
         Sirius Satellite Radio Inc.                          +                             2,100                  62,869
         Somera Communications Inc.                           +                             1,800                  15,638
         Spectralink Corp.                                    +                               700                  10,106
         Standard Microsystems Corp.                          +                               800                  16,200
         Stanford Microdevices Inc.                           +                               300                  10,800
         Symmetricom Inc.                                     +                             1,400                  13,650
         Tollgrade Communications Inc.                        +                               700                  25,550
         Tut Systems Inc.                                     +                             1,100                   9,075
         U.S. Wireless Corp.                                  +                               900                   3,938
         US LEC Corp. "A"                                     +                             1,000                   4,813
         Viasat Inc.                                          +                             1,000                  13,125
         Westell Technologies Inc.                            +                             1,800                   5,513
         World Access Inc.                                    +                             4,900                  11,791
         WorldGate Communications Inc.                        +                             1,100                   4,194
         Z-Tel Technologies Inc.                              +                               800                   4,150
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                1,389,292
         -----------------------------------------------------------------------------------------------------------------

         TEXTILES--0.88%
         -----------------------------------------------------------------------------------------------------------------
         Columbia Sportswear Co.                              +                               400                  19,900
         G&K Services Inc. "A"                                                              1,200                  33,750
         Guess ? Inc.                                         +                               600                   3,188
         Interface Inc. "A"                                                                 2,700                  23,456
         Kellwood Co.                                                                       1,400                  29,575
         Mohawk Industries Inc.                               +                             2,400                  65,700
         Nautica Enterprises Inc.                             +                             1,600                  24,375
         Polo Ralph Lauren Corp.                              +                             3,200                  71,400
         Quiksilver Inc.                                      +                             1,300                  25,188
         Springs Industries Inc. "A"                                                          800                  25,950
         Steven Madden Ltd.                                   +                               600                   4,575
         Timberland Co. "A"                                   +                             1,000                  66,875
         Vans Inc.                                            +                               800                  13,550
         Westpoint Stevens Inc.                                                             2,000                  14,980
         Wolverine World Wide Inc.                                                          2,400                  36,600
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  459,062
         -----------------------------------------------------------------------------------------------------------------

         TOBACCO--0.13%
         -----------------------------------------------------------------------------------------------------------------
         Universal Corporation                                                              1,600                  56,000


         Vector Group Ltd.                                                                    700                  11,069
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   67,069
         -----------------------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.11%
         -----------------------------------------------------------------------------------------------------------------
         Boyds Collection Ltd. (The)                          +                             2,400                  22,350
         Jakks Pacific Inc.                                   +                             1,200                  10,950
         Topps Co. (The)                                      +                             2,400                  22,050
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   55,350
         -----------------------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.56%
         -----------------------------------------------------------------------------------------------------------------
         Airborne Inc.                                                                      3,200                  31,200
         Alexander & Baldwin Inc.                                                           2,300                  60,375
         Arctic Cat Inc.                                                                    1,100                  12,788
         Arkansas Best Corp.                                  +                               900                  16,481
         Arnold Industries Inc.                                                             1,100                  19,800
         Atlas Air Inc.                                       +                               900                  29,363
         Avis Group Holdings Inc.                             +                             1,300                  42,331
         CNF Transportation Inc.                                                            2,900                  98,056
         Dollar Thrifty Automotive Group Inc.                 +                             1,400                  26,250
         EGL Inc.                                             +                             1,700                  40,694
         Forward Air Corp.                                    +                               800                  29,850
         Fritz Companies Inc.                                 +                             1,400                   8,488
         Heartland Express Inc.                               +                               800                  18,250
         Hunt (J.B.) Transport Services Inc.                                                1,000                  16,813
         Kirby Corp.                                          +                             1,400                  29,400
         Landstar System Inc.                                 +                               500                  27,719
         M.S. Carriers Inc.                                   +                               500                  16,375
         Offshore Logistics Inc.                              +                             1,200                  25,856
         Overseas Shipholding Group Inc.                                                    1,500                  34,406
         Roadway Express Inc.                                                                 700                  14,831
         Swift Transportation Co. Inc.                        +                             2,500                  49,531
         Trico Marine Services Inc.                           +                             1,500                  23,156
         US Freightways Corp.                                                               1,600                  48,125
         Werner Enterprises Inc.                                                            1,600                  27,200
         Wisconsin Central Transportation Corp.               +                             2,700                  40,669
         Yellow Corporation                                   +                             1,400                  28,503
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  816,510
         -----------------------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.27%
         -----------------------------------------------------------------------------------------------------------------
         AMERCO                                               +                               500                   9,813
         Interpool Inc.                                                                       700                  11,944
         Rollins Truck Leasing Corp.                                                        2,900                  23,200
         Ryder System Inc.                                                                  3,700                  61,513
         Xtra Corp.                                           +                               700                  33,600
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  140,070
         -----------------------------------------------------------------------------------------------------------------

         WATER--0.24%
         -----------------------------------------------------------------------------------------------------------------
         American States Water Co.                                                            600                  22,125
         Azurix Corp.                                         +                             2,500                  20,469
         California Water Service Group                                                       800                  21,600
         Philadelphia Suburban Corp.                                                        2,500                  61,250
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                  125,444
         -----------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $49,416,203)                                                                                   51,577,615
         -----------------------------------------------------------------------------------------------------------------

         SECURITY                                                                     FACE AMOUNT                   VALUE
         -----------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--0.29%
         -----------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bill


           5.70% *, 03/22/01                                  ++                          150,000                 148,127
         -----------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $148,115)                                                                                         148,127
         -----------------------------------------------------------------------------------------------------------------

         SECURITY                                                                     FACE AMOUNT                   VALUE
         -----------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT-0.85%
         -----------------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri Party Repurchase Agreement,
         dated 12/29/00, due 01/02/01, with a maturity value of
         $445,749 and effective yield of 5.73%.                                           445,465                 445,465
         -----------------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $445,465)                                                                                         445,465
         -----------------------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 99.89%
         (Cost $50,009,783)                                                                                    52,171,207
         -----------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- 0.11%                                                                   58,694
         -----------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                                $52,229,901
         =================================================================================================================


*  Yield to Maturity.
+  Non-income earning securities.
++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $50,009,783) (Note 1)      $52,171,207
Receivables:
       Investment securities sold                                   33,600
       Dividends and interest                                       37,548
                                                               -----------
Total Assets                                                    52,242,355
                                                               -----------
LIABILITIES

Payables:
       Due to broker - variation margin                             10,950
       Due to BGFA (Note 2)                                          1,203
       Due to BGI and Stephens (Note 2)                                301
                                                               -----------
Total Liabilities                                                   12,454
                                                               -----------
NET ASSETS                                                     $52,229,901
                                                               ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------


NET INVESTMENT INCOME
       Dividends                                                                       $   37,757
       Interest                                                                            18,184
                                                                                       ----------
Total Investment Income                                                                    55,941
                                                                                       ----------
EXPENSES (NOTE 2)
       Advisory fees                                                                        1,203
       Administration fees                                                                    301
                                                                                       ----------
Total expenses                                                                              1,504
                                                                                       ----------
Net investment income                                                                      54,437
                                                                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                             2,300
       Net realized loss on sale of futures contracts                                     (16,060)
       Net change in unrealized appreciation (depreciation) of investments              2,161,424
       Net change in unrealized appreciation (depreciation) of futures contracts           17,800
                                                                                       ----------
Net gain on investments                                                                 2,165,464
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $2,219,901
                                                                                       ==========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   FOR THE PERIOD ENDED
                                                                      DECEMBER 31, 2000*
                                                                   --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
       Net investment income                                                $    54,437
       Net realized loss                                                        (13,760)
       Net change in unrealized appreciation (depreciation)                   2,179,224
                                                                            -----------
Net increase in net assets resulting from operations                          2,219,901
                                                                            -----------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                         50,010,000
                                                                            -----------
Net increase in net assets resulting from interestholder transactions        50,010,000
                                                                            -----------
Increase in net assets                                                       52,229,901

NET ASSETS:

Beginning of period                                                                  --
                                                                            -----------
End of period                                                               $52,229,901
                                                                            ===========

----------------------------------------------------------------------------

* For the period from December 19, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Russell 2000 Index Master Portfolio (the "Master Portfolio"), which commenced operations on December 19, 2000.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:


--------------------------------------------------------------------------------------------------------
    NUMBER OF                    FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
    CONTRACTS                      INDEX           DATE       CONTRACT VALUE           APPRECIATION
--------------------------------------------------------------------------------------------------------

       2                    Russell 2000       03/16/01           $488,800               $17,800

--------------------------------------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $150,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $457,876.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees from the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

     Barclays Global Investors Services ("BGIS") served as a broker-dealer for the Master Portfolio. For the period ended December 31, 2000, BGIS received commissions in the amount of $43,764 related to purchases and sales of investments.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

          Purchases at cost                  $  49,447,503
          Sales proceeds                            33,600


     At December 31, 2000, the cost of investments for federal income tax purposes was $50,009,783. Net unrealized appreciation aggregated $2,161,424, of which $3,294,008 represented gross unrealized appreciation on securities and $1,132,584 represented gross unrealized depreciation on securities.

4. FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rate (excluding short-term investments) and total return for the Master Portfolio were as follows:

--------------------------------------------------------------

                                                FOR THE
                                           PERIOD ENDED
                                           DECEMBER 31,
                                                   2000*
--------------------------------------------------------------


        Ratio of expenses to         +            0.09%
        average net assets

        Ratio of net investment      +            3.30%
        income to average net assets

        Portfolio turnover rate                      0% **
        Total return                             -4.40% ++

--------------------------------------------------------------

* FOR THE PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000.
** ROUNDS TO LESS THAN 1%.
+  ANNUALIZED FOR PERIODS OF LESS THAT ONE YEAR.
++ NOT ANNUALIZED.

5. CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Russell 2000 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statements of operations, changes in net assets and financial highlights for the period from December 19, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Russell 2000 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the period specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001